United States Securities and Exchange Commission
Washington, D.C. 20549

FORM N-CSR

Certified Shareholder Report of Registered Management Investment Companies

Investment Company Act file number 811-23121

Clayton Street Trust
(Exact name of registrant as specified in charter)

151 Detroit Street, Denver, Colorado 80206
(Address of principal executive offices) (Zip code)

Cara Owen, 151 Detroit Street, Denver, Colorado 80206
(Name and address of agent for service)

Registrant's telephone number, including area code: 303-333-3863

Date of fiscal year end: 12/31

Date of reporting period: 12/31/22

Item 1 - Reports to Shareholders

ANNUAL REPORT December 31, 2022

Protective Life Dynamic Allocation Series - Conservative Portfolio

Clayton Street Trust

HIGHLIGHTS • Portfolio management perspective • Investment strategy behind your portfolio • Portfolio performance, characteristics and holdings

Protective Life Dynamic Allocation Series - Conservative Portfolio

Protective Life Dynamic Allocation Series - Conservative Portfolio (unaudited)

Zoey Zhu co-portfolio manager	Benjamin Wang co-portfolio manager	Scott M. Weiner co-portfolio manager

PERFORMANCE OVERVIEW

For the 12-month period ended December 31, 2022, the Protective Life Dynamic Allocation Series – Conservative Portfolio returned -16.70%. This compares with a return of -18.36% for its primary benchmark, the MSCI All Country World IndexSM, and -15.48% for its secondary benchmark, the Protective Life Conservative Allocation Index (our internally calculated blended benchmark of 50% MSCI All Country World Index and 50% Bloomberg U.S. Aggregate Bond Index).

MARKET ENVIRONMENT

Global financial markets lost considerable ground in 2022. The driving force was an acceleration of inflation that had initially been dismissed as “transitory.” Once it became apparent that inflation was reaching levels that could severely impact consumers’ purchasing power, monetary authorities were forced to pivot toward a hawkish stance by aggressively raising interest rates. The scale of rate hikes hit both bonds and equities, with the former reacting directly to monetary action and the latter pricing in both a slowing economy and higher discount rates’ impact on stock valuations.

PERFORMANCE DISCUSSION

The Portfolio outperformed its primary, all-equity benchmark but underperformed its secondary, blended benchmark. Proving most resilient within the Portfolio – though still generating losses in absolute terms – were Asia ex Japan equities along with an allocation toward shorter-duration global bonds. Most of the negative returns, however, were concentrated in the Portfolio’s allocation to the U.S. fixed income market and to large-cap U.S. equities. With respect to the former, the rise in interest rates across tenors – with inflation pushing up longer-dated yields and aggressive rate hikes impacting the front end of the yield curve – meant there was no place to hide from capital losses within the fixed income space. Large-cap U.S. stocks, meanwhile, faced the dual headwinds of a higher discount rate impacting their valuation multiples and the rising expectation of higher rates weighing on economic growth.

Thank you for investing in Protective Life Dynamic Allocation Series – Conservative Portfolio.

Asset Allocation - (% of Net Assets)
Investment Companies	89.9%
Investments Purchased with Cash Collateral from Securities Lending	8.8%
Repurchase Agreements	1.6%
Other	(0.3)%
100.0%

Clayton Street Trust	1

Protective Life Dynamic Allocation Series - Conservative Portfolio (unaudited)

Performance

See important disclosures on the next page.

Average Annual Total Return - for the periods ended December 31, 2022				Prospectus Expense Ratios
	One Year	Five Year	Since Inception*	Total Annual Fund Operating Expenses‡	Net Annual Fund Operating Expenses‡
Protective Life Dynamic Allocation Series - Conservative Portfolio	-16.70%	0.20%	2.32%	1.09%	0.90%
MSCI All Country World Index	-18.36%	5.23%	8.68%
Protective Life Conservative Allocation Index	-15.48%	2.94%	4.74%
Morningstar Quartile - Class S Shares	4th	4th	4th
Morningstar Ranking - based on total returns for Insurance Allocation--30% to 50% Equity Funds	160/169	161/165	154/159

Returns quoted are past performance and do not guarantee future results; current performance may be lower or higher. Investment returns and principal value will vary; there may be a gain or loss when shares are sold. For the most recent month-end performance call 800.456.6330.

Net expense ratios reflect expense waivers, if any, contractually agreed to through at least May 1, 2023. See Financial Highlights for actual expense ratios during the reporting period.

Investing involves risk and it is possible to lose money by investing. Investment return and value will fluctuate in response to issuer, political, market and economic developments, which can affect a single issuer, issuers within an industry, economic sector or geographic region, or the market as a whole. Please see the prospectus for more information about risks, holdings and other details.

Performance of the Dynamic Allocation Series Portfolios depends on that of the underlying funds. They are subject to risk with respect to the aggregation of holdings of underlying funds which may result in increased volatility as a result of indirectly having concentrated assets in a particular industry, geographical sector or single company.

No assurance can be given that the investment strategy will be successful under all or any market conditions. Although it is designed to achieve the Portfolio’s investment objective, there is no guarantee that it will achieve the desired results. Because Janus Henderson Investors US LLC is the adviser to the Portfolio and to certain affiliated funds that may be held within the Portfolio, it is subject to certain potential conflicts of interest.

Returns do not reflect the deduction of fees, charges or expenses of any insurance product or qualified plan. If applied, returns would have been lower.

2	DECEMBER 31, 2022

Protective Life Dynamic Allocation Series - Conservative Portfolio (unaudited)

Performance

Returns include reinvestment of all dividends and distributions and do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemptions of Portfolio shares. The returns do not include adjustments in accordance with generally accepted accounting principles required at the period end for financial reporting purposes.

Certain expenses waived or reimbursed during the first three years of operation may be recovered within three years of such waiver or reimbursement amount, if the expense ratio falls below certain limits.

When an expense waiver is in effect, it may have a material effect on the total return, and therefore the ranking for the period.

© 2022 Morningstar, Inc. All Rights Reserved.

There is no assurance that the investment process will consistently lead to successful investing.

See Notes to Schedule of Investments and Other Information for index definitions.

Index performance does not reflect the expenses of managing a portfolio as an index is unmanaged and not available for direct investment.

See “Useful Information About Your Portfolio Report.”

*The Portfolio’s inception date – April 7, 2016

‡ As stated in the prospectus. See Financial Highlights for actual expense ratios during the reporting period.

Clayton Street Trust	3

Protective Life Dynamic Allocation Series - Conservative Portfolio (unaudited)

Expense Examples

As a shareholder of the Portfolio, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees; 12b-1 distribution and shareholder servicing fees; transfer agent fees and expenses payable pursuant to the Transfer Agency Agreement; and other Portfolio expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. The example is based upon an investment of $1,000 invested at the beginning of the period and held for the six-months indicated, unless noted otherwise in the table and footnotes below.

Actual Expenses

The information in the table under the heading “Actual” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during the period.

Hypothetical Example for Comparison Purposes

The information in the table under the heading “Hypothetical (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based upon the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. Additionally, for an analysis of the fees associated with an investment in the Portfolio or other similar funds, please visit www.finra.org/fundanalyzer.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as any charges at the separate account level or contract level. These fees are fully described in the Portfolio’s prospectus. Therefore, the hypothetical examples are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

	Actual			Hypothetical (5% return before expenses)
	Beginning Account Value (7/1/22)	Ending Account Value (12/31/22)	Expenses Paid During Period (7/1/22 - 12/31/22)†	Beginning Account Value (7/1/22)	Ending Account Value (12/31/22)	Expenses Paid During Period (7/1/22 - 12/31/22)†	Net Annualized Expense Ratio (7/1/22 - 12/31/22)
	$1,000.00	$948.30	$4.22	$1,000.00	$1,020.87	$4.38	0.86%
†

Expenses Paid During Period is equal to the Net Annualized Expense Ratio multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). Expenses in the examples include the effect of applicable fee waivers and/or expense reimbursements, if any. Had such waivers and/or reimbursements not been in effect, your expenses would have been higher. Please refer to the Notes to Financial Statements or the Portfolio’s prospectus for more information regarding waivers and/or reimbursements.

4	DECEMBER 31, 2022

Protective Life Dynamic Allocation Series - Conservative Portfolio

Schedule of Investments

December 31, 2022

Shares or Principal Amounts		Value
Investment Companies– 89.9%
Exchange-Traded Funds (ETFs) – 89.9%
Franklin FTSE Japan#	47,349	$1,138,270
Franklin FTSE United Kingdom#	102,127	2,336,666
Invesco NASDAQ 100#	13,954	1,528,381
iShares Core U.S. Aggregate Bond	223,580	21,685,024
JPMorgan BetaBuilders Developed Asia ex-Japan#	22,816	1,116,615
Vanguard FTSE Europe#	43,836	2,430,268
Vanguard S&P 500	17,917	6,294,959
Vanguard Small-Cap#	12,822	2,353,350
Total Investment Companies (cost $41,349,198)		38,883,533
Repurchase Agreements– 1.6%
ING Financial Markets LLC, Joint repurchase agreement, 4.2600%, dated 12/30/22, maturing 1/3/23 to be repurchased at $700,331 collateralized by $821,878 in U.S. Treasuries 0.2500% - 5.3750%, 6/15/24 - 5/15/52 with a value of $714,338((cost $700,000)	$700,000	700,000
Investments Purchased with Cash Collateral from Securities Lending– 8.8%
Investment Companies – 7.0%
Janus Henderson Cash Collateral Fund LLC, 4.1397%ºº,£	3,044,970	3,044,970
Time Deposits – 1.8%
Royal Bank of Canada, 4.3100%, 1/3/23	$761,242	761,242
Total Investments Purchased with Cash Collateral from Securities Lending (cost $3,806,212)		3,806,212
Total Investments (total cost $45,855,410) – 100.3%		43,389,745
Liabilities, net of Cash, Receivables and Other Assets – (0.3)%		(145,009)
Net Assets – 100%		$43,244,736

See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.

Clayton Street Trust	5

Protective Life Dynamic Allocation Series - Conservative Portfolio

Schedule of Investments

December 31, 2022

Schedules of Affiliated Investments – (% of Net Assets)

	Dividend Income	Realized Gain/(Loss)	Change in Unrealized Appreciation/ Depreciation	Value at 12/31/22
Investment Companies - N/A
Exchange-Traded Funds (ETFs) - N/A
Janus Henderson Short Duration Income	$74,443	$(131,701)	$7,236	$-
Investments Purchased with Cash Collateral from Securities Lending - 7.0%
Investment Companies - 7.0%
Janus Henderson Cash Collateral Fund LLC, 4.1397%ºº	15,432∆	-	-	3,044,970
Total Affiliated Investments - 7.0%	$89,875	$(131,701)	$7,236	$3,044,970

	Value at 12/31/21	Purchases	Sales Proceeds	Value at 12/31/22
Investment Companies - N/A
Exchange-Traded Funds (ETFs) - N/A
Janus Henderson Short Duration Income	1,180,033	18,218,791	(19,274,359)	-
Investments Purchased with Cash Collateral from Securities Lending - 7.0%
Investment Companies - 7.0%
Janus Henderson Cash Collateral Fund LLC, 4.1397%ºº	-	71,991,796	(68,946,826)	3,044,970

Offsetting of Financial Assets and Derivative Assets

	Gross Amounts
	of Recognized	Offsetting Asset	Collateral
Counterparty	Assets	or Liability(a)	Pledged(b)	Net Amount

ING Financial Markets LLC	$700,000	$—	$(700,000)	$—
JPMorgan Chase Bank, National Association	3,705,957	—	(3,705,957)	—

Total	$4,405,957	$—	$(4,405,957)	$—
(a)

Represents the amount of assets or liabilities that could be offset with the same counterparty under master netting or similar agreements that management elects not to offset on the Statement of Assets and Liabilities.

(b)	Collateral pledged is limited to the net outstanding amount due to/from an individual counterparty. The actual collateral amounts pledged may exceed these amounts and may fluctuate in value.

See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.

6	DECEMBER 31, 2022

Protective Life Dynamic Allocation Series - Conservative Portfolio

Notes to Schedule of Investments and Other Information

MSCI All Country World IndexSM	MSCI All Country World IndexSM reflects the equity market performance of global developed and emerging markets.
Protective Life Conservative Allocation Index

Protective Life Conservative Allocation Index is an internally-calculated, hypothetical combination of total returns from the MSCI All Country World IndexSM (50%) and the Bloomberg U.S. Aggregate Bond Index (50%).

LLC	Limited Liability Company

ºº	Rate shown is the 7-day yield as of December 31, 2022.

#	Loaned security; a portion of the security is on loan at December 31, 2022.

£

The Portfolio may invest in certain securities that are considered affiliated companies. As defined by the Investment Company Act of 1940, as amended, an affiliated company is one in which the Portfolio owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control.

∆	Net of income paid to the securities lending agent and rebates paid to the borrowing counterparties.

The following is a summary of the inputs that were used to value the Portfolio’s investments in securities and other financial instruments as of December 31, 2022. See Notes to Financial Statements for more information.

Valuation Inputs Summary

		Level 2 -	Level 3 -
	Level 1 -	Other Significant	Significant
	Quoted Prices	Observable Inputs	Unobservable Inputs

Assets
Investments In Securities:
Investment Companies	$38,883,533	$-	$-
Repurchase Agreements	-	700,000	-
Investments Purchased with Cash Collateral from Securities Lending	-	3,806,212	-
Total Assets	$38,883,533	$4,506,212	$-

Clayton Street Trust	7

Protective Life Dynamic Allocation Series - Conservative Portfolio

Statement of Assets and Liabilities

December 31, 2022

Assets:
Unaffiliated investments, at value (cost $42,110,440)(1)	$39,644,775
Affiliated investments, at value (cost $3,044,970)	3,044,970
Repurchase agreements, at value (cost $700,000)	700,000
Cash	99,816
Receivables:
Investments sold	3,707,955
Interest	331
Other assets	8,761
Total Assets	47,206,608
Liabilities:
Collateral for securities loaned (Note 2)	3,806,212
Payables:	—
Portfolio shares repurchased	39,322
Investments purchased	38,266
Professional fees	34,171
12b-1 Distribution and shareholder servicing fees	9,784
Advisory fees	7,341
Transfer agent fees and expenses	4,166
Custodian fees	720
Trustees' fees and expenses	655
Affiliated portfolio administration fees payable	188
Accrued expenses and other payables	21,047
Total Liabilities	3,961,872
Net Assets	$43,244,736
Net Assets Consist of:
Capital (par value and paid-in surplus)	$46,160,485
Total distributable earnings (loss)	(2,915,749)
Total Net Assets	$43,244,736
Net Assets	$43,244,736
Shares Outstanding, $0.001 Par Value (unlimited shares authorized)	4,181,217
Net Asset Value Per Share	$10.34

(1) Includes $3,705,957 of securities on loan. See Note 2 in Notes to Financial Statements.

See Notes to Financial Statements.

8	DECEMBER 31, 2022

Protective Life Dynamic Allocation Series - Conservative Portfolio

Statement of Operations

For the year ended December 31, 2022

Investment Income:
Dividends	$748,339
Interest	116,654
Dividends from affiliates	74,443
Affiliated securities lending income, net	15,432
Unaffiliated securities lending income, net	2,939
Total Investment Income	957,807
Expenses:
Advisory fees	178,023
12b-1 Distribution and shareholder servicing fees	111,197
Transfer agent administrative fees and expenses	44,506
Other transfer agent fees and expenses	973
Professional fees	41,909
Non-affiliated portfolio administration fees	40,540
Trustees’ fees and expenses	9,548
Shareholder reports expense	5,867
Custodian fees	3,482
Affiliated portfolio administration fees	2,553
Registration fees	12
Other expenses	8,718
Total Expenses	447,328
Less: Excess Expense Reimbursement and Waivers	(70,247)
Net Expenses	377,081
Net Investment Income/(Loss)	580,726
Net Realized Gain/(Loss) on Investments:
Investments	(205,619)
Investments in affiliates	(131,701)
Total Net Realized Gain/(Loss) on Investments	(337,320)
Change in Unrealized Net Appreciation/Depreciation:
Investments	(8,615,848)
Investments in affiliates	7,236
Total Change in Unrealized Net Appreciation/Depreciation	(8,608,612)
Net Increase/(Decrease) in Net Assets Resulting from Operations	$(8,365,206)

See Notes to Financial Statements.

Clayton Street Trust	9

Protective Life Dynamic Allocation Series - Conservative Portfolio

Statements of Changes in Net Assets

	Year ended December 31, 2022	Year ended December 31, 2021

Operations:
Net investment income/(loss)	$580,726	$441,063
Net realized gain/(loss) on investments	(337,320)	2,507,737
Change in unrealized net appreciation/depreciation	(8,608,612)	928,586
Net Increase/(Decrease) in Net Assets Resulting from Operations	(8,365,206)	3,877,386
Dividends and Distributions to Shareholders:
Dividends and Distributions to Shareholders	(1,579,613)	(410,491)
Net Decrease from Dividends and Distributions to Shareholders	(1,579,613)	(410,491)
Capital Shares Transactions	4,094,443	4,498,120
Net Increase/(Decrease) in Net Assets	(5,850,376)	7,965,015
Net Assets:
Beginning of period	49,095,112	41,130,097
End of period	$43,244,736	$49,095,112

See Notes to Financial Statements.

10	DECEMBER 31, 2022

Protective Life Dynamic Allocation Series - Conservative Portfolio

Financial Highlights

For a share outstanding during the year ended December 31	2022	2021	2020	2019	2018
Net Asset Value, Beginning of Period	$12.88	$11.95	$11.73	$11.04	$11.42
Income/(Loss) from Investment Operations:
Net investment income/(loss)(1)	0.14	0.12	0.12	0.21	0.17
Net realized and unrealized gain/(loss)	(2.27)	0.92	0.28	0.87	(0.40)
Total from Investment Operations	(2.13)	1.04	0.40	1.08	(0.23)
Less Dividends and Distributions:
Dividends (from net investment income)	(0.13)	(0.11)	(0.14)	(0.18)	(0.14)
Distributions (from capital gains)	(0.28)	—	(0.04)	(0.21)	(0.01)
Total Dividends and Distributions	(0.41)	(0.11)	(0.18)	(0.39)	(0.15)
Net Asset Value, End of Period	$10.34	$12.88	$11.95	$11.73	$11.04
Total Return*	(16.70)%	8.72%	3.50%	9.97%	(1.99)%
Net Assets, End of Period (in thousands)	$43,245	$49,095	$41,130	$31,433	$27,986
Average Net Assets for the Period (in thousands)	$44,536	$46,209	$33,389	$29,980	$25,401
Ratios to Average Net Assets**:
Ratio of Gross Expenses(2)	1.00%	1.03%	1.17%	1.27%	1.24%
Ratio of Net Expenses (After Waivers and Expense Offsets)(2)	0.85%	0.84%	0.83%	0.79%	0.79%
Ratio of Net Investment Income/(Loss)(2)	1.30%	0.95%	1.11%	1.85%	1.48%
Portfolio Turnover Rate	207%	49%	112%	135%	73%

* Total return includes adjustments in accordance with generally accepted accounting principles required at the year or period end and are not annualized for periods of less than one full year. Total return does not include fees, charges, or expenses imposed by the variable annuity contracts for which Clayton Street Trust serves as an underlying investment vehicle.

** Annualized for periods of less than one full year.

(1) Per share amounts are calculated based on average shares outstanding during the year or period.

(2) Ratios do not include indirect expenses of the underlying funds and/or investment companies in which the Portfolio invests.

See Notes to Financial Statements.

Clayton Street Trust	11

Protective Life Dynamic Allocation Series - Conservative Portfolio

Notes to Financial Statements

1. Organization and Significant Accounting Policies

Protective Life Dynamic Allocation Series - Conservative Portfolio (the “Portfolio”) is a series of Clayton Street Trust (the “Trust”), which is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company, and therefore has applied the specialized accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946. The Portfolio operates as a “fund of funds,” meaning substantially all of the Portfolio’s assets may be invested in exchange-traded funds (the “underlying funds”). The Trust offers three portfolios with differing investment objectives and policies. The Portfolio seeks total return through income and growth of capital, balanced by capital preservation. The Portfolio is classified as diversified, as defined in the 1940 Act. Janus Henderson Investors US LLC is the investment adviser (the “Adviser”) to the Portfolio.

The Portfolio currently offers one class of shares. The shares are offered in connection with investment in and payments under variable annuity contracts issued exclusively by Protective Life Insurance Company and its affiliates ("Protective Life").

Shareholders, including participating insurance companies, as well as accounts, may from time to time own (beneficially or of record) a significant percentage of the Portfolio’s Shares and can be considered to “control” the Portfolio when that ownership exceeds 25% of the Portfolio’s assets (and which may differ from control as determined in accordance with United States of America generally accepted accounting principles ("US GAAP")).

Underlying Funds

During the period, the Portfolio invested in a dynamic portfolio of exchange-traded funds across seven different equity asset classes, as well as fixed-income investments, and a short duration allocation that may be comprised of cash, money market instruments and short duration exchange-traded funds. The equity asset classes are adjusted weekly based on market conditions pursuant to a proprietary, quantitative-based allocation program. Over the long term, and when fully invested, the Portfolio seeks to maintain an asset allocation of approximately 50% global equity investments and 50% fixed income investments. Additional details and descriptions of the investment objectives of each of the potential underlying funds are available in the Portfolio's prospectus.

The following accounting policies have been followed by the Portfolio and are in conformity with US GAAP.

Investment Valuation

Portfolio holdings are valued in accordance with policies and procedures established by the Adviser pursuant to
Rule 2a-5 under the 1940 Act and approved by and subject to the oversight of the Trustees (the “Valuation Procedures”). Equity securities, including shares of exchange-traded funds, traded on a domestic securities exchange are generally valued at readily available market quotations, which are (i) the official close prices or (ii) last sale prices on the primary market or exchange in which the securities trade. If such price is lacking for the trading period immediately preceding the time of determination, such securities are valued at their current bid price. Equity securities that are traded on a foreign exchange are generally valued at the closing prices on such markets. In the event that there is no current trading volume on a particular security in such foreign exchange, the bid price from the primary exchange is generally used to value the security. Foreign securities and currencies are converted to U.S. dollars using the current spot USD dollar exchange rate in effect at the close of the New York Stock Exchange (“NYSE”). The Portfolio will determine the market value of individual securities held by it by using prices provided by one or more approved professional pricing services or, as needed, by obtaining market quotations from independent broker-dealers. Most debt securities are valued in accordance with the evaluated bid price supplied by the Adviser-approved pricing service that is intended to reflect market value. The evaluated bid price supplied by the pricing service is an evaluation that may consider factors such as security prices, yields, maturities, and ratings. Certain short-term securities maturing within 60 days or less may be evaluated and valued on an amortized cost basis provided that the amortized cost determined approximates market value. Securities for which market quotations or evaluated prices are not readily available or deemed unreliable are valued at fair value determined in good faith by the Adviser pursuant to the Valuation Procedures. Circumstances in which fair valuation may be utilized include, but are not limited to: (i) a significant event that may affect the securities of a single issuer, such as a merger, bankruptcy, or significant issuer-specific development; (ii) an event that may affect an entire market, such as a natural disaster or significant governmental action; (iii) a nonsignificant event such as a market closing early or not opening, or a security trading halt; and (iv) pricing of a non-valued security and a restricted or nonpublic security. Special valuation considerations may apply with respect to “odd-lot” fixed-income transactions which, due to their small size, may receive evaluated prices by pricing

12	DECEMBER 31, 2022

Protective Life Dynamic Allocation Series - Conservative Portfolio

Notes to Financial Statements

services which reflect a large block trade and not what actually could be obtained for the odd-lot position. The valuation policies provide for the use of systematic fair valuation models provided by independent pricing services to value foreign equity securities in order to adjust for stale pricing, which may occur between the close of certain foreign exchanges and the close of the NYSE.

Valuation Inputs Summary

FASB ASC 820, Fair Value Measurements and Disclosures (“ASC 820”), defines fair value, establishes a framework for measuring fair value, and expands disclosure requirements regarding fair value measurements. This standard emphasizes that fair value is a market-based measurement that should be determined based on the assumptions that market participants would use in pricing an asset or liability and establishes a hierarchy that prioritizes inputs to valuation techniques used to measure fair value. These inputs are summarized into three broad levels:

Level 1 – Unadjusted quoted prices in active markets the Portfolio has the ability to access for identical assets or liabilities.

Level 2 – Observable inputs other than unadjusted quoted prices included in Level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Assets or liabilities categorized as Level 2 in the hierarchy generally include: debt securities fair valued in accordance with the evaluated bid or ask prices supplied by a pricing service; securities traded on OTC markets and listed securities for which no sales are reported that are fair valued at the latest bid price (or yield equivalent thereof) obtained from one or more dealers transacting in a market for such securities or by a pricing service approved by the Portfolio’s Trustees; and certain short-term debt securities with maturities of 60 days or less that are fair valued at amortized cost. Other securities that may be categorized as Level 2 in the hierarchy include, but are not limited to, preferred stocks, bank loans, swaps, investments in unregistered investment companies, options, and forward contracts.

Level 3 – Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing the Portfolio’s own assumptions about the assumptions that a market participant would use in valuing the asset or liability, and that would be based on the best information available.

The Portfolio classifies each of its investments in underlying funds as Level 1, without consideration as to the classification level of the specific investments held by the underlying funds. There have been no significant changes in valuation techniques used in valuing any such positions held by the Portfolio since the beginning of the fiscal year.

The inputs or methodology used for fair valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of inputs used as of December 31, 2022 to fair value the Portfolio’s investments in securities and other financial instruments is included in the “Valuation Inputs Summary” in the Notes to Schedule of Investments and Other Information.

Investment Transactions and Investment Income

Investment transactions are accounted for as of the date purchased or sold (trade date). Dividend income is recorded on the ex-dividend date. Certain dividends from foreign securities held by the underlying funds will be recorded as soon as the Portfolio is informed of the dividend, if such information is obtained subsequent to the ex-dividend date. Dividends from foreign securities may be subject to withholding taxes in foreign jurisdictions. Non-cash dividends, if any, are recorded on the ex-dividend date at fair value. Any distributions from the underlying funds are recorded in accordance with the character of the distributions as designated by the underlying funds. Interest income is recorded daily on the accrual basis and includes amortization of premiums and accretion of discounts. The Portfolio classifies gains and losses on prepayments received as an adjustment to interest income. Debt securities may be placed in non-accrual status and related interest income may be reduced by stopping current accruals and writing off interest receivables when collection of all or a portion of interest has become doubtful. Gains and losses are determined on the identified cost basis, which is the same basis used for federal income tax purposes.

Expenses

The Portfolio bears expenses incurred specifically on its behalf. Additionally, the Portfolio, as a shareholder in the underlying funds, will also indirectly bear its pro rata share of the expenses incurred by the underlying funds.

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Notes to Financial Statements

Estimates

The preparation of financial statements in conformity with US GAAP requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

Indemnifications

In the normal course of business, the Portfolio may enter into contracts that contain provisions for indemnification of other parties against certain potential liabilities. The Portfolio’s maximum exposure under these arrangements is unknown, and would involve future claims that may be made against the Portfolio that have not yet occurred. Currently, the risk of material loss from such claims is considered remote.

Dividends and Distributions

The Portfolio may make semiannual distributions of substantially all of its investment income and an annual distribution of its net realized capital gains (if any).

Federal Income Taxes

The Portfolio intends to continue to qualify as a regulated investment company and distribute all of its taxable income in accordance with the requirements of Subchapter M of the Internal Revenue Code. Management has analyzed the Portfolio’s tax positions taken for all open federal income tax years, generally a three-year period, and has concluded that no provision for federal income tax is required in the Portfolio’s financial statements. The Portfolio is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

2. Other Investments and Strategies

Additional Investment Risk

The U.S. government and the Federal Reserve, as well as certain foreign governments and central banks, have taken extraordinary actions to support local and global economies and the financial markets in response to the COVID-19 pandemic. This and other government intervention into the economy and financial markets to address the COVID-19 pandemic may not work as intended, particularly if the efforts are perceived by investors as being unlikely to achieve the desired results. Government actions to mitigate the economic impact of the pandemic have resulted in a large expansion of government deficits and debt, the long term consequences of which are not known. The COVID-19 pandemic could adversely affect the value and liquidity of a Portfolio’s investments, impair a Portfolio’s ability to satisfy redemption requests, and negatively impact a Portfolio’s performance. In addition, the outbreak of COVID-19, and measures taken to mitigate its effects, could result in disruptions to the services provided to a Portfolio by its service providers.

Widespread disease, including pandemics and epidemics, and natural or environmental disasters, including those which may be attributable to global climate change, such as earthquakes, fires, floods, hurricanes, tsunamis and weather-related phenomena generally, have been and can be highly disruptive to economies and markets, adversely impacting individual companies, sectors, industries, markets, currencies, interest and inflation rates, credit ratings, investor sentiment, and other factors affecting the value of a Portfolio’s investments. Economies and financial markets throughout the world have become increasingly interconnected, which increases the likelihood that events or conditions in one region or country will adversely affect markets or issuers in other regions or countries, including the United States. These disruptions could prevent a Portfolio from executing advantageous investment decisions in a timely manner and negatively impact a Portfolio’s ability to achieve its investment objective(s). Any such event(s) could have a significant adverse impact on the value of a Portfolio. In addition, these disruptions could also impair the information technology and other operational systems upon which the Portfolio’s service providers, including the Adviser or the subadviser (as applicable), rely, and could otherwise disrupt the ability of employees of the Portfolio’s service providers to perform essential tasks on behalf of the Portfolio. Adverse weather conditions may also have a particularly significant negative effect on issuers in the agricultural sector and on insurance and reinsurance companies that insure or reinsure against the impact of natural disasters.

A number of countries in the European Union (the “EU”) have experienced, and may continue to experience, severe economic and financial difficulties. In particular, many EU nations are susceptible to economic risks associated with high levels of debt. Many non-governmental issuers, and even certain governments, have defaulted on, or been forced to restructure, their debts. Many other issuers have faced difficulties obtaining credit or refinancing existing obligations.

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Notes to Financial Statements

Financial institutions have in many cases required government or central bank support, have needed to raise capital, and/or have been impaired in their ability to extend credit. As a result, financial markets in the EU have experienced extreme volatility and declines in asset values and liquidity. These difficulties may continue, worsen, or spread further within the EU. Responses to these financial problems by European governments, central banks, and others, including austerity measures and reforms, may not work, may result in social unrest, and may limit future growth and economic recovery or have other unintended consequences. Among other things, these developments have adversely affected the value and exchange rate of the euro and pound sterling, and may continue to significantly affect the economies of all EU countries, which in turn may have a material adverse effect on the Portfolio’s investments in such countries, other countries that depend on EU countries for significant amounts of trade or investment, or issuers with exposure to debt issued by certain EU countries.

Exchange-Traded Funds

ETFs are typically open-end investment companies, which may be actively managed or passively managed. Passively managed ETFs generally seek to track the performance of a specific index. ETFs are traded on a national securities exchange at market prices that may vary from the net asset value per share (“NAV”) of their underlying investments. Accordingly, there may be times when an ETF trades at a premium or discount to its NAV. As a result, the Portfolio may pay more or less than NAV when it buys ETF shares, and may receive more or less than NAV when it sells those shares. ETFs also involve the risk that an active trading market for an ETF’s shares may not develop or be maintained. Similarly, because the value of ETF shares depends on the demand in the market, the Portfolio may not be able to purchase or sell an ETF at the most optimal time, which could adversely affect the Portfolio’s performance. In addition, ETFs that track particular indices may be unable to match the performance of such underlying indices due to the temporary unavailability of certain index securities in the secondary market or other factors, such as discrepancies with respect to the weighting of securities.

Repurchase Agreements

The Portfolio and other funds advised by the Adviser or its affiliates may transfer daily uninvested cash balances into one or more joint trading accounts. Assets in the joint trading accounts are invested in money market instruments and the proceeds are allocated to the participating funds on a pro rata basis.

Repurchase agreements held by the Portfolio are fully collateralized, and such collateral is in the possession of the Portfolio’s custodian or, for tri-party agreements, the custodian designated by the agreement. The collateral is evaluated daily to ensure its market value exceeds the current market value of the repurchase agreements, including accrued interest. In the event of default on the obligation to repurchase, the Portfolio has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. In the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral or proceeds may be subject to legal proceedings.

Counterparties

Portfolio transactions involving a counterparty are subject to the risk that the counterparty or a third party will not fulfill its obligation to the Portfolio (“counterparty risk”). Counterparty risk may arise because of the counterparty’s financial condition (i.e., financial difficulties, bankruptcy, or insolvency), market activities and developments, or other reasons, whether foreseen or not. A counterparty’s inability to fulfill its obligation may result in significant financial loss to the Portfolio. The Portfolio may be unable to recover its investment from the counterparty or may obtain a limited recovery, and/or recovery may be delayed. The extent of the Portfolio’s exposure to counterparty risk with respect to financial assets and liabilities approximates its carrying value. See the "Offsetting Assets and Liabilities" section of this Note for further details.

The Portfolio may be exposed to counterparty risk through its investments in certain securities, including, but not limited to, repurchase agreements and debt securities. The Portfolio intends to enter into financial transactions with counterparties that the Adviser believes to be creditworthy at the time of the transaction. There is always the risk that the Adviser’s analysis of a counterparty’s creditworthiness is incorrect or may change due to market conditions. To the extent that the Portfolio focuses its transactions with a limited number of counterparties, it will have greater exposure to the risks associated with one or more counterparties.

Securities Lending

Under procedures adopted by the Trustees, the Portfolio may seek to earn additional income by lending securities to certain qualified broker-dealers and institutions. JPMorgan Chase Bank, National Association acts as securities lending agent and a limited purpose custodian or subcustodian to receive and disburse cash balances and cash collateral, hold

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Notes to Financial Statements

short-term investments, hold collateral, and perform other custodial functions in accordance with the Non-Custodial Securities Lending Agreement. For financial reporting purposes, the Portfolio does not offset financial instruments’ payables and receivables and related collateral on the Statement of Assets and Liabilities. The Portfolio may lend portfolio securities in an amount equal to up to 1/3 of its total assets as determined at the time of the loan origination. There is the risk of delay in recovering a loaned security or the risk of loss in collateral rights if the borrower fails financially. In addition, the Adviser makes efforts to balance the benefits and risks from granting such loans. All loans will be continuously secured by collateral which may consist of cash, U.S. Government securities, domestic and foreign short-term debt instruments, letters of credit, time deposits, repurchase agreements, money market mutual funds or other money market accounts, or such other collateral as permitted by the SEC. If the Portfolio is unable to recover a security on loan, the Portfolio may use the collateral to purchase replacement securities in the market. There is a risk that the value of the collateral could decrease below the cost of the replacement security by the time the replacement investment is made, resulting in a loss to the Portfolio. In certain circumstances individual loan transactions could yield negative returns.

Upon receipt of cash collateral, the Adviser may invest it in affiliated or non-affiliated cash management vehicles, whether registered or unregistered entities, as permitted by the 1940 Act and rules promulgated thereunder. The Adviser currently intends to primarily invest the cash collateral in a cash management vehicle for which the Adviser serves as investment adviser, Janus Henderson Cash Collateral Fund LLC, or in time deposits. An investment in Janus Henderson Cash Collateral Fund LLC is generally subject to the same risks that shareholders experience when investing in similarly structured vehicles, such as the potential for significant fluctuations in assets as a result of the purchase and redemption activity of the securities lending program, a decline in the value of the collateral, and possible liquidity issues. Such risks may delay the return of the cash collateral and cause the Portfolio to violate its agreement to return the cash collateral to a borrower in a timely manner. As adviser to the Portfolio and Janus Henderson Cash Collateral Fund LLC, the Adviser has an inherent conflict of interest as a result of its fiduciary duties to both the Portfolio and Janus Henderson Cash Collateral Fund LLC. Additionally, the Adviser receives an investment advisory fee of 0.05% for managing Janus Henderson Cash Collateral Fund LLC and therefore may have an incentive to allocate collateral to the Janus Henderson Cash Collateral Fund LLC rather than to other collateral management options for which the Adviser does not receive compensation.

The value of the collateral must be at least 102% of the market value of the loaned securities that are denominated in U.S. dollars and 105% of the market value of the loaned securities that are not denominated in U.S. dollars. Loaned securities and related collateral are marked-to-market each business day based upon the market value of the loaned securities at the close of business, employing the most recent available pricing information. Collateral levels are then adjusted based on this mark-to-market evaluation. Additional required collateral, or excess collateral returned, is delivered on the next business day. Therefore, the value of the collateral held may be temporarily less than 102% or 105% value of the securities on loan. The cash collateral invested by the Adviser is disclosed in the Schedule of Investments (if applicable).

Income earned from the investment of the cash collateral, net of rebates paid to, or fees paid by, borrowers and less the fees paid to the lending agent are included as “Affiliated securities lending income, net” on the Statement of Operations. As of December 31, 2022, securities lending transactions accounted for as secured borrowings with an overnight and continuous contractual maturity are $3,705,957. Gross amounts of recognized liabilities for securities lending (collateral received) as of December 31, 2022 is $3,806,212, resulting in the net amount due to the counterparty of $100,255.

Offsetting Assets and Liabilities

The Portfolio presents gross and net information about transactions that are either offset in the financial statements or subject to an enforceable master netting arrangement or similar agreement with a designated counterparty, regardless of whether the transactions are actually offset in the Statement of Assets and Liabilities.

The Offsetting Assets and Liabilities table located in the Schedule of Investments presents gross amounts of recognized assets and/or liabilities and the net amounts after deducting collateral that has been pledged by counterparties or has been pledged to counterparties (if applicable). For corresponding information grouped by type of instrument, see the Portfolio's Schedule of Investments.

All repurchase agreements are transacted under legally enforceable master repurchase agreements that give the Portfolio, in the event of default by the counterparty, the right to liquidate securities held and to offset receivables and payables with the counterparty. For financial reporting purposes, the Portfolio does not offset financial instruments'

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Notes to Financial Statements

payables and receivables and related collateral on the Statement of Assets and Liabilities. Repurchase agreements held by the Portfolio are fully collateralized, and such collateral is in the possession of the Portfolio’s custodian or, for tri-party agreements, the custodian designated by the agreement. The collateral is evaluated daily to ensure its market value exceeds the current market value of the repurchase agreements, including accrued interest.

3. Investment Advisory Agreements and Other Transactions with Affiliates

The Portfolio pays the Adviser an investment advisory fee which is calculated daily and paid monthly. The Portfolio’s contractual investment advisory fee rate (expressed as an annual rate) is 0.40% of its average daily net assets.

The Adviser has contractually agreed to waive the advisory fee and/or reimburse operating expenses to the extent that the Portfolio’s normal operating expenses excluding the 12b-1 distribution and shareholder servicing fees, administrative services fees payable pursuant to the Transfer Agency Agreement, brokerage commissions, interest, dividends, taxes and extraordinary expenses, exceed the annual rate of 0.55% of the Portfolio’s average daily net assets. The Adviser has agreed to continue the waivers until at least May 1, 2023. If applicable, amounts reimbursed to the Portfolio by the Adviser are disclosed as “Excess Expense Reimbursement and Waivers” on the Statement of Operations. During the year ended December 31, 2022, the Adviser reimbursed the Portfolio $60,131 of fees and expenses.

The Adviser may recover from the Portfolio fees and expenses previously waived or reimbursed during the period beginning with the Portfolio’s commencement of operations and ending on the third anniversary of the commencement of operations (“Recoupment Period”). The Recoupment Period closed on April 7, 2019. The Adviser may elect to recoup such amounts only if: (i) recoupment is obtained within three years from the date an amount is waived or reimbursed to the Portfolio (“Recoupment Deadline”), and (ii) the Portfolio’s expense ratio at the time of recoupment, inclusive of the recoupment amounts, does not exceed the expense limit at the time of waiver or at the time of recoupment. The Adviser recouped $0 prior to the Recoupment Deadline.

The Adviser has also contractually agreed to waive and/or reimburse a portion of the Portfolio's management fee in an amount equal to the management fee it earns as an investment adviser to any of the affiliated registered mutual funds (including exchange traded funds) in which the Portfolio invests. The Adviser has agreed to continue the waiver through May 1, 2023. The Adviser may not recover amounts previously waived or reimbursed under this agreement. During the period ended December 31, 2022, the Adviser waived $10,116 of the Portfolio’s management fee, attributable to the Portfolio’s investment in the Janus Henderson Short Duration Income ETF.

The Adviser serves as administrator to the Portfolio pursuant to an administration agreement between the Adviser and the Trust. Under the administration agreement, the Adviser is authorized to perform, or cause others to perform certain administration, compliance, and accounting services to the Portfolio, including providing office space for the Portfolio, and is reimbursed by the Portfolio for certain of its costs in providing these services (to the extent the Adviser seeks reimbursement and such costs are not otherwise waived). In addition, employees of the Adviser and/or its affiliates may serve as officers of the Trust. The Portfolio pays for some or all of the salaries, fees, and expenses of the Adviser employees and Portfolio officers, with respect to certain specified administration functions they perform on behalf of the Portfolio. The Portfolio pays these costs based on out-of-pocket expenses incurred by the Adviser, and these costs are separate and apart from advisory fees and other expenses paid in connection with the investment advisory services the Adviser provides to the Portfolio. These amounts are disclosed as “Affiliated Portfolio administration fees” on the Statement of Operations. In addition, some expenses related to compensation payable to the Portfolio’s Chief Compliance Officer and certain compliance staff, all of whom are employees of the Adviser and/or its affiliates are shared with the Portfolio. Total compensation of $73,116 was paid to the Chief Compliance Officer and certain compliance staff by the Trust during the year ended December 31, 2022. The Portfolio's portion is reported as part of “Other expenses” on the Statement of Operations.

Janus Henderson Services US LLC (the “Transfer Agent”), a wholly-owned subsidiary of the Adviser, is the Portfolio’s transfer agent. The Transfer Agent provides or arranges for the provision of shareholder services including, but not limited to, recordkeeping, subaccounting, answering inquiries regarding accounts, order processing, transaction confirmations, the mailing of prospectuses and shareholder reports, and other shareholder services provided to or on behalf of shareholders. These amounts are disclosed as “Transfer agent administrative fees and expenses” on the Statement of Operations.

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Notes to Financial Statements

The Transfer Agent receives an administrative services fee at an annual rate of 0.10% of the Portfolio’s average daily net assets for providing, or arranging for the provision by Protective Life of administrative services. The Transfer Agent expects to use this entire fee to compensate Protective Life for providing these services to its customers who invest in the Portfolio. These amounts are disclosed as “Transfer agent administrative fees and expenses” on the Statement of Operations.

Shareholder Services provided by Protective Life may include, but are not limited to, recordkeeping, subaccounting, order processing, providing order confirmations, periodic statements, forwarding prospectuses, shareholder reports, and other materials to existing contract holders, answering inquiries regarding accounts, and other administrative services. Order processing includes the submission of transactions through the National Securities Clearing Corporation (“NSCC”) or similar systems, or those processed on a manual basis with the Adviser.

Under a distribution and shareholder servicing plan (the "Plan") adopted in accordance with Rule 12b-1 under the 1940 Act, the Portfolio may pay the Trust's distributor, Janus Henderson Distributors US LLC (the “Distributor”), a wholly-owned subsidiary of the Adviser, a fee at an annual rate of up to 0.25% of the average daily net assets of the Portfolio. Under the terms of the Plan, the Trust is authorized to make payments to the Distributor for remittance to Protective Life or other intermediaries as compensation for distribution and/or shareholder services performed by Protective Life or its agents, or by such intermediary. Amounts that have been paid are disclosed as “12b-1 Distribution and shareholder servicing fees” on the Statement of Operations.

Any purchases and sales, realized gains/losses and recorded dividends from affiliated investments during the year ended December 31, 2022 can be found in the “Schedules of Affiliated Investments” located in the Schedule of Investments.

The Portfolio is permitted to purchase or sell securities (“cross-trade”) between itself and other funds or accounts managed by the Adviser in accordance with Rule 17a-7 under the Investment Company Act of 1940 (“Rule 17a-7”), when the transaction is consistent with the investment objectives and policies of the Portfolio and in accordance with the Internal Cross Trade Procedures adopted and amended by the Trust’s Board of Trustees. These procedures have been designed to ensure that any cross-trade of securities by the Portfolio from or to another fund or account that is or could be considered an affiliate of the Portfolio under certain limited circumstances by virtue of having a common investment adviser, common Officer, or common Trustee complies with Rule 17a-7. Under these procedures, each cross-trade is effected at the current market price to save costs where allowed. During the year ended December 31, 2022, the Portfolio engaged in cross trades amounting to $949,229 in purchases and $4,030,364 in sales, resulting in a net realized loss of $287,748. The net realized loss is included within the “Net Realized Gain/(Loss) on Investments” section of the Portfolio’s Statement of Operations.

4. Federal Income Tax

The tax components of capital shown in the table below represent: (1) distribution requirements the Portfolio must satisfy under the income tax regulations; (2) losses or deductions the Portfolio may be able to offset against income and gains realized in future years; and (3) unrealized appreciation or depreciation of investments for federal income tax purposes.

Other book to tax differences primarily consist of deferred compensation. The Portfolio has elected to treat gains and losses on forward foreign currency contracts as capital gains and losses, if applicable. Other foreign currency gains and losses on debt instruments are treated as ordinary income for federal income tax purposes pursuant to Section 988 of the Internal Revenue Code.

				Other Book	Net Tax
Undistributed Ordinary Income	Undistributed Long-Term Gains	Accumulated Capital Losses	Loss Deferrals	to Tax Differences	Appreciation/ (Depreciation)
$ 276,035	$ 866,793	$ -	$ -	$ -	$ (4,058,577)

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Notes to Financial Statements

The aggregate cost of investments and the composition of unrealized appreciation and depreciation of investment securities for federal income tax purposes as of December 31, 2022 are noted below. The primary differences between book and tax appreciation or depreciation of investments are wash sale loss deferrals and investments in partnerships.

Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Tax Appreciation/ (Depreciation)
$ 47,448,322	$ 203,678	$ (4,262,255)	$ (4,058,577)

Income and capital gains distributions are determined in accordance with income tax regulations that may differ from US GAAP. These differences are due to differing treatments for items such as net short-term gains, deferral of wash sale losses, foreign currency transactions, and capital loss carryovers. Certain permanent differences such as tax returns of capital and net investment losses noted below have been reclassified to capital.

For the year ended December 31, 2022
Distributions
From Ordinary Income	From Long-Term Capital Gains	Tax Return of Capital	Net Investment Loss
$ 504,807	$ 1,074,806	$ -	$ -

For the year ended December 31, 2021
Distributions
From Ordinary Income	From Long-Term Capital Gains	Tax Return of Capital	Net Investment Loss
$ 410,491	$ -	$ -	$ -

Permanent book to tax basis differences may result in reclassifications between the components of net assets. These differences have no impact on the results of operations or net assets.

5. Capital Share Transactions

	Year ended December 31, 2022		Year ended December 31, 2021
	Shares	Amount	Shares	Amount

Shares sold	1,076,604	$12,126,147	1,014,856	$12,448,372
Reinvested dividends and distributions	145,375	1,579,613	32,406	410,491
Shares repurchased	(851,655)	(9,611,317)	(677,461)	(8,360,743)
Net Increase/(Decrease)	370,324	$ 4,094,443	369,801	$ 4,498,120

6. Purchases and Sales of Investment Securities

For the year ended December 31, 2022, the aggregate cost of purchases and proceeds from sales of investment securities (excluding any short-term securities, short-term options contracts, TBAs, and in-kind transactions, as applicable) was as follows:

Purchases of Securities	Proceeds from Sales of Securities	Purchases of Long- Term U.S. Government Obligations	Proceeds from Sales of Long-Term U.S. Government Obligations
$79,997,838	$ 81,255,513	$ -	$ -

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Notes to Financial Statements

7. Subsequent Event

Management has evaluated whether any events or transactions occurred subsequent to December 31, 2022 and through the date of issuance of the Portfolio’s financial statements and determined that there were no material events or transactions that would require recognition or disclosure in the Portfolio’s financial statements.

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Report of Independent Registered Public Accounting Firm

To the Board of Trustees of Clayton Street Trust and Shareholders of Protective Life Dynamic Allocation Series - Conservative Portfolio

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Protective Life Dynamic Allocation Series - Conservative Portfolio (one of the portfolios constituting Clayton Street Trust, referred to hereafter as the "Portfolio") as of December 31, 2022, the related statement of operations for the year ended December 31, 2022, the statements of changes in net assets for each of the two years in the period ended December 31, 2022, including the related notes, and the financial highlights for each of the five years in the period ended December 31, 2022 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Portfolio as of December 31, 2022, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended December 31, 2022 and the financial highlights for each of the five years in the period ended December 31, 2022 in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Portfolio’s management. Our responsibility is to express an opinion on the Portfolio’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Portfolio in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of December 31, 2022 by correspondence with the custodian, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

Denver, Colorado
February 15, 2023

We have served as the auditor of one or more investment companies in Janus Henderson Funds since 1990.

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Additional Information (unaudited)

Proxy Voting Policies and Voting Record

Information regarding how the Portfolio voted proxies related to portfolio securities during the most recent 12-month period ended June 30th and a description of the policies and procedures that the Portfolio uses to determine how to vote proxies relating to its portfolio securities is available without charge: (i) upon request, by calling 1-800-525-0020 (toll free); (ii) on the Portfolio’s website at janushenderson.com/proxyvoting; and (iii) on the SEC’s website at http://www.sec.gov.

Portfolio Holdings

The Portfolio files its complete portfolio holdings (schedule of investments) with the SEC as an exhibit to Form N-PORT within 60 days of the end of the first and third fiscal quarters, and in the annual report and semiannual report to shareholders. The Portfolio’s Form N-PORT filings and annual and semiannual reports: (i) are available on the SEC’s website at http://www.sec.gov; and (ii) are available without charge, upon request, by calling a Janus Henderson representative at 1-877-335-2687 (toll free).

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Useful Information About Your Portfolio Report (unaudited)

Management Commentary

The Management Commentary in this report includes valuable insight as well as statistical information to help you understand how your Portfolio’s performance and characteristics stack up against those of comparable indices.

If the Portfolio invests in foreign securities, this report may include information about country exposure. Country exposure is based primarily on the country of risk. A company may be allocated to a country based on other factors such as location of the company’s principal office, the location of the principal trading market for the company’s securities, or the country where a majority of the company’s revenues are derived.

Please keep in mind that the opinions expressed in the Management Commentary are just that: opinions. They are a reflection based on best judgment at the time this report was compiled, which was December 31, 2022. As the investing environment changes, so could opinions. These views are unique and are not necessarily shared by fellow employees or by Janus Henderson in general.

Performance Overviews

Performance overview graphs compare the performance of a hypothetical $10,000 investment in the Portfolio with one or more widely used market indices. When comparing the performance of the Portfolio with an index, keep in mind that market indices are not available for investment and do not reflect deduction of expenses.

Average annual total returns are quoted for a Portfolio with more than one year of performance history. Average annual total return is calculated by taking the growth or decline in value of an investment over a period of time, including reinvestment of dividends and distributions, then calculating the annual compounded percentage rate that would have produced the same result had the rate of growth been constant throughout the period. Average annual total return does not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemptions of Portfolio shares.

Cumulative total returns are quoted for a Portfolio with less than one year of performance history. Cumulative total return is the growth or decline in value of an investment over time, independent of the period of time involved. Cumulative total return does not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemptions of Portfolio shares.

Pursuant to federal securities rules, expense ratios shown in the performance chart reflect subsidized (if applicable) and unsubsidized ratios. The total annual fund operating expenses ratio is gross of any fee waivers, reflecting the Portfolio’s unsubsidized expense ratio. The net annual fund operating expenses ratio (if applicable) includes contractual waivers of the Adviser and reflects the Portfolio’s subsidized expense ratio. Ratios may be higher or lower than those shown in the “Financial Highlights” in this report.

Schedule of Investments

Following the performance overview section is the Portfolio’s Schedule of Investments. This schedule reports the types of securities held in the Portfolio on the last day of the reporting period. Securities are usually listed by type (common stock, corporate bonds, U.S. Government obligations, etc.) and by industry classification (banking, communications, insurance, etc.). Holdings are subject to change without notice.

The value of each security is quoted as of the last day of the reporting period. The value of securities denominated in foreign currencies is converted into U.S. dollars.

If the Portfolio invests in foreign securities, it will also provide a summary of investments by country. This summary reports the Portfolio exposure to different countries by providing the percentage of securities invested in each country. The country of each security represents the country of risk. The Portfolio’s Schedule of Investments relies upon the industry group and country classifications published by Bloomberg and/or MSCI Inc.

Tables listing details of individual forward currency contracts, futures, written options, swaptions, and swaps follow the Portfolio’s Schedule of Investments (if applicable).

Statement of Assets and Liabilities

This statement is often referred to as the “balance sheet.” It lists the assets and liabilities of the Portfolio on the last day of the reporting period.

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Protective Life Dynamic Allocation Series - Conservative Portfolio

Useful Information About Your Portfolio Report (unaudited)

The Portfolio’s assets are calculated by adding the value of the securities owned, the receivable for securities sold but not yet settled, the receivable for dividends declared but not yet received on securities owned, and the receivable for Portfolio shares sold to investors but not yet settled. The Portfolio’s liabilities include payables for securities purchased but not yet settled, Portfolio shares redeemed but not yet paid, and expenses owed but not yet paid. Additionally, there may be other assets and liabilities such as unrealized gain or loss on forward currency contracts.

The section entitled “Net Assets Consist of” breaks down the components of the Portfolio’s net assets. Because the Portfolio must distribute substantially all earnings, you will notice that a significant portion of net assets is shareholder capital.

The last section of this statement reports the net asset value (“NAV”) per share on the last day of the reporting period. The NAV is calculated by dividing the Portfolio’s net assets for each share class (assets minus liabilities) by the number of shares outstanding.

Statement of Operations

This statement details the Portfolio’s income, expenses, realized gains and losses on securities and currency transactions, and changes in unrealized appreciation or depreciation of Portfolio holdings.

The first section in this statement, entitled “Investment Income,” reports the dividends earned from securities and interest earned from interest-bearing securities in the Portfolio.

The next section reports the expenses incurred by the Portfolio, including the advisory fee paid to the investment adviser, transfer agent fees and expenses, and printing and postage for mailing statements, financial reports and prospectuses. Expense offsets and expense reimbursements, if any, are also shown.

The last section lists the amounts of realized gains or losses from investment and foreign currency transactions, and changes in unrealized appreciation or depreciation of investments and foreign currency-denominated assets and liabilities. The Portfolio will realize a gain (or loss) when it sells its position in a particular security. A change in unrealized gain (or loss) refers to the change in net appreciation or depreciation of the Portfolio during the reporting period. “Net Realized and Unrealized Gain/(Loss) on Investments” is affected both by changes in the market value of Portfolio holdings and by gains (or losses) realized during the reporting period.

Statements of Changes in Net Assets

These statements report the increase or decrease in the Portfolio’s net assets during the reporting period. Changes in the Portfolio’s net assets are attributable to investment operations, dividends and distributions to investors, and capital share transactions. This is important to investors because it shows exactly what caused the Portfolio’s net asset size to change during the period.

The first section summarizes the information from the Statement of Operations regarding changes in net assets due to the Portfolio’s investment operations. The Portfolio’s net assets may also change as a result of dividend and capital gains distributions to investors. If investors receive their dividends and/or distributions in cash, money is taken out of the Portfolio to pay the dividend and/or distribution. If investors reinvest their dividends and/or distributions, the Portfolio’s net assets will not be affected.

The reinvestment of dividends and distributions is included under “Capital Share Transactions.” “Capital Shares” refers to the money investors contribute to the Portfolio through purchases or withdrawals via redemptions. The Portfolio’s net assets will increase and decrease in value as investors purchase and redeem shares from the Portfolio.

Financial Highlights

This schedule provides a per-share breakdown of the components that affect the Portfolio’s NAV for current and past reporting periods as well as total return, asset size, ratios, and portfolio turnover rate.

The first line in the table reflects the NAV per share at the beginning of the reporting period. The next line reports the net investment income/(loss) per share. Following is the per share total of net gains/(losses), realized and unrealized. Per share dividends and distributions to investors are then subtracted to arrive at the NAV per share at the end of the period. The next line reflects the total return for the period. The total return may include adjustments in accordance with generally accepted accounting principles required at the period end for financial reporting purposes. As a result, the total return may differ from the total return reflected for individual shareholder transactions. Also included are ratios of expenses and net investment income to average net assets.

24	DECEMBER 31, 2022

Protective Life Dynamic Allocation Series - Conservative Portfolio

Useful Information About Your Portfolio Report (unaudited)

The Portfolio’s expenses may be reduced through expense offsets and expense reimbursements. The ratios shown reflect expenses before and after any such offsets and reimbursements.

The ratio of net investment income/(loss) summarizes the income earned less expenses, divided by the average net assets of the Portfolio during the reporting period. Do not confuse this ratio with the Portfolio’s yield. The net investment income ratio is not a true measure of the Portfolio’s yield because it does not take into account the dividends distributed to the Portfolio’s investors.

The next figure is the portfolio turnover rate, which measures the buying and selling activity in the Portfolio. Portfolio turnover is affected by market conditions, changes in the asset size of the Portfolio, fluctuating volume of shareholder purchase and redemption orders, the nature of the Portfolio’s investments, and the investment style and/or outlook of the portfolio manager(s) and/or investment personnel. A 100% rate implies that an amount equal to the value of the entire portfolio was replaced once during the fiscal year; a 50% rate means that an amount equal to the value of half the portfolio is traded in a year; and a 200% rate means that an amount equal to the value of the entire portfolio is traded every six months.

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Protective Life Dynamic Allocation Series - Conservative Portfolio

Designation Requirements (unaudited)

For federal income tax purposes, the Portfolio designated the following for the year ended December 31, 2022:

Section 163(j) Interest Dividend	14%
Capital Gain Distributions	$1,074,806
Foreign Taxes Paid	$1,048
Foreign Source Income	$115,321
Dividends Received Deduction Percentage	14%

26	DECEMBER 31, 2022

Protective Life Dynamic Allocation Series - Conservative Portfolio

Trustees and Officers (unaudited)

The following are the Trustees and officers of the Trust, together with a brief description of their principal occupations during the last five years (principal occupations for certain Trustees may include periods over five years). The Portfolio’s Statement of Additional Information includes additional information about the Trustees and officers and is available, without charge, by calling 1-877-335-2687.

Each Trustee has served in that capacity since he or she was originally elected or appointed. The Trustees do not serve a specified term of office. Each Trustee will hold office until the termination of the Trust or his or her earlier death, resignation, retirement, incapacity, or removal. Under the Portfolio’s Governance Procedures and Guidelines, the policy is for Trustees to retire no later than the end of the calendar year in which the Trustee turns 75. The Trustees review the Portfolio’s Governance Procedures and Guidelines from time to time and may make changes they deem appropriate. The Portfolio’s Nominating and Governance Committee will consider nominees for the position of Trustee recommended by shareholders. Shareholders may submit the name of a candidate for consideration by the Committee by submitting their recommendations to the Trust’s Secretary. Each Trustee is currently a Trustee of one other registered investment company advised by the Adviser: Janus Detroit Street Trust. Collectively, these two registered investment companies consist of 15 series or funds referred to herein as the Fund Complex.

The Trust’s officers are elected annually by the Trustees for a one-year term. Certain officers also serve as officers of Janus Detroit Street Trust. Certain officers of the Portfolio may also be officers and/or directors of the Adviser. Except as otherwise disclosed, Portfolio officers receive no compensation from the Portfolio, except for the Portfolio’s Chief Compliance Officer, as authorized by the Trustees.

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Protective Life Dynamic Allocation Series - Conservative Portfolio

Trustees and Officers (unaudited)

TRUSTEES
Name, Address, and Age	Positions Held with the Trust	Length of Time Served	Principal Occupations During the Past Five Years	Number of Portfolios/Funds in Fund Complex Overseen by Trustee*	Other Directorships Held by Trustee During the Past Five Years
Independent Trustees
Clifford J. Weber 151 Detroit Street Denver, CO 80206 DOB: 1963	Chairman Trustee	2/16-Present 2/16-Present	Owner, Financial Products Consulting Group LLC (consulting services to financial institutions) (since 2015).	15

Independent Trustee, Clough Funds Trust (investment company) (since 2015), Chairman, Clough Funds Trust (since 2017), Independent Trustee, Clough Global Dividend and Income Fund (closed-end fund) (since 2017), Independent Trustee, Clough Global Opportunities Fund (closed-end fund) (since 2017), Independent Trustee, Clough Global Equity Fund (closed-end fund) (since 2017), and Independent Trustee, Global X Funds (investment company) (since 2018). Formerly, Chairman, Elevation ETF Trust (investment company) (2016-2018) and Independent Trustee, Elevation ETF Trust (2016-2018).

28	DECEMBER 31, 2022

Protective Life Dynamic Allocation Series - Conservative Portfolio

Trustees and Officers (unaudited)

TRUSTEES
Name, Address, and Age	Positions Held with the Trust	Length of Time Served	Principal Occupations During the Past Five Years	Number of Portfolios/Funds in Fund Complex Overseen by Trustee*	Other Directorships Held by Trustee During the Past Five Years
Independent Trustees
Maureen T. Upton 151 Detroit Street Denver, CO 80206 DOB: 1965	Trustee	2/16-Present	Principal, Maureen Upton Ltd. (consulting services to multinational companies) (since 2017).	15	Independent Director, ATAC Resources Ltd. (mineral exploration company) (since 2022).
Jeffrey B. Weeden 151 Detroit Street Denver, CO 80206 DOB: 1956	Trustee	2/16-Present	Senior Advisor, BayBoston Capital LP (investment fund in finance companies, banks and bank holdings companies) (since 2015).	15	Director, West Travis County Municipal Utility District No. 6. (municipal utility) (since 2020). Formerly, Director, State Farm Bank (banking) (2014-2021).
Interested Trustees
Carrie Benz** 151 Detroit Street Denver, CO 80206 DOB: 1975	Trustee	1/21 – Present	Global Investment COO (since 2023). Formerly, Global Head of Investment Services, Janus Henderson Investors (2017-2023).	15

* Each Trustee also serves as a trustee to the Janus Detroit Street Trust, which is an affiliated registered investment company comprised of eleven portfolios.

** Carrie Benz is an Interested Trustee because of her employment with Janus Henderson Investors.

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Protective Life Dynamic Allocation Series - Conservative Portfolio

Trustees and Officers (unaudited)

OFFICERS
Name, Address, and Age	Positions Held with the Trust	Term of Office* and Length of Time Served	Principal Occupations During the Past Five Years
Nicholas Cherney 151 Detroit Street Denver, CO 80206 DOB: 1981	President and Chief Executive Officer	10/22-Present

Head of Exchange Traded Products at Janus Henderson Distributors US LLC, Janus Henderson Indices LLC, Velocity Shares Holdings Inc. (since 2019). Formerly, Senior Vice President, Janus Henderson Distributors US LLC, Janus Henderson Indices LLC (2015-2019), Janus Henderson Investors US LLC (2015-2017), and Velocity Shares Holdings Inc. (2014-2019).

Kristin Mariani 151 Detroit Street Denver, CO 80206 DOB: 1966	Vice President and Chief Compliance Officer	7/20-Present

Head of Compliance, North America at Janus Henderson Investors (since September 2020) and Chief Compliance Officer at Janus Henderson Investors US LLC (since September 2017). Formerly, Anti-Money Laundering Officer for the Trust and Janus Aspen Series (July 2020-December 2022), Global Head of Investment Management Compliance at Janus Henderson Investors (February 2019-August 2020).

Jesper Nergaard 151 Detroit Street Denver, CO 80206 DOB: 1962	Vice President, Chief Financial Officer, Treasurer, and Principal Accounting Officer	2/16-Present	Head of U.S. Fund Administration, Janus Henderson Investors and Janus Henderson Services US LLC.
Cara Owen 151 Detroit Street Denver, CO 80206 DOB: 1981	Vice President, Secretary and Chief Legal Officer	1/23-Present

Senior Legal Counsel of Janus Henderson Investors US LLC (since 2021). Formerly, Assistant Secretary of the Trust and Clayton Street Trust (2021-2023); Vice President and Principal Legal Counsel, ALPS Fund Services, Inc. (2019-2021) (fund administrator); Senior Counsel, Corporate & Investments, Great-West Life & Annuity Insurance Company (insurance company) (2014-2019).

30	DECEMBER 31, 2022

Protective Life Dynamic Allocation Series - Conservative Portfolio

Trustees and Officers (unaudited)

OFFICERS
Name, Address, and Age	Positions Held with the Trust	Term of Office* and Length of Time Served	Principal Occupations During the Past Five Years
Ciaran Askin 151 Detroit Street Denver, CO 80206 DOB: 1978	Anti-Money Laundering Officer	1/23-Present	Global Head of Financial Crime, Janus Henderson Investors (since 2022). Formerly, Global Head of Financial Crime at Invesco Ltd. (2017-2022).
* Officers are elected at least annually by the Trustees for a one-year term and may also be elected from time to time by the Trustees for an interim period.

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Notes

NotesPage1

32	DECEMBER 31, 2022

Protective Life Dynamic Allocation Series - Conservative Portfolio

Notes

NotesPage2

Clayton Street Trust	33

This report is submitted for the general information of shareholders of the Portfolio. It is not an offer or solicitation for the Portfolio and is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

Janus Henderson is a trademark of Janus Henderson Group plc or one of its subsidiaries. © Janus Henderson Group plc.

Protective Life Dynamic Allocation Series Portfolios are distributed by Janus Henderson Distributors US LLC and exclusively offered in connection with variable annuity contracts issued by Protective Life Insurance Company and its affiliates. Janus Henderson is not affiliated with Protective Life.

109-02-93063 03-23

ANNUAL REPORT December 31, 2022

Protective Life Dynamic Allocation Series - Growth Portfolio

Clayton Street Trust

HIGHLIGHTS • Portfolio management perspective • Investment strategy behind your portfolio • Portfolio performance, characteristics and holdings

Protective Life Dynamic Allocation Series - Growth Portfolio

Protective Life Dynamic Allocation Series - Growth Portfolio (unaudited)

Zoey Zhu co-portfolio manager	Benjamin Wang co-portfolio manager	Scott M. Weiner co-portfolio manager

PERFORMANCE OVERVIEW

For the 12-month period ended December 31, 2022, the Protective Life Dynamic Allocation Series – Growth Portfolio returned -19.57%. This compares with a return of -18.36% for its benchmark, the MSCI All Country World IndexSM.

MARKET ENVIRONMENT

Global financial markets lost considerable ground in 2022. The driving force was an acceleration of inflation that had initially been dismissed as “transitory.” Once it became apparent that inflation was reaching levels that could severely impact consumers’ purchasing power, monetary authorities were forced to pivot toward a hawkish stance by aggressively raising interest rates.

PERFORMANCE DISCUSSION

Underperformance was concentrated in the Portfolio’s allocation to large-cap U.S. equities. Large-cap U.S. stocks, faced the dual headwinds of a higher discount rate impacting their valuation multiples and the expectation of a higher rates weighing on economic growth and, thus, corporate earnings.

Thank you for investing in Protective Life Dynamic Allocation Series – Growth Portfolio.

Asset Allocation - (% of Net Assets)
Investment Companies	79.7%
Investments Purchased with Cash Collateral from Securities Lending	13.7%
Repurchase Agreements	3.5%
Other	3.1%
100.0%

Clayton Street Trust	1

Protective Life Dynamic Allocation Series - Growth Portfolio (unaudited)

Performance

See important disclosures on the next page.

Average Annual Total Return - for the periods ended December 31, 2022				Prospectus Expense Ratios
	One Year	Five Year	Since Inception*	Total Annual Fund Operating Expenses‡	Net Annual Fund Operating Expenses‡
Protective Life Dynamic Allocation Series - Growth Portfolio	-19.57%	0.51%	4.57%	1.06%	0.90%
MSCI All Country World Index	-18.36%	5.23%	8.68%
Morningstar Quartile - Class S Shares	4th	4th	4th
Morningstar Ranking - based on total returns for Insurance Allocation--70% to 85% Equity Funds	44/57	53/53	50/50

Returns quoted are past performance and do not guarantee future results; current performance may be lower or higher. Investment returns and principal value will vary; there may be a gain or loss when shares are sold. For the most recent month-end performance call 800.456.6330.

Net expense ratios reflect expense waivers, if any, contractually agreed to through at least May 1, 2023. See Financial Highlights for actual expense ratios during the reporting period.

Investing involves risk and it is possible to lose money by investing. Investment return and value will fluctuate in response to issuer, political, market and economic developments, which can affect a single issuer, issuers within an industry, economic sector or geographic region, or the market as a whole. Please see the prospectus for more information about risks, holdings and other details.

Performance of the Dynamic Allocation Series Portfolios depends on that of the underlying funds. They are subject to risk with respect to the aggregation of holdings of underlying funds which may result in increased volatility as a result of indirectly having concentrated assets in a particular industry, geographical sector or single company.

No assurance can be given that the investment strategy will be successful under all or any market conditions. Although it is designed to achieve the Portfolio’s investment objective, there is no guarantee that it will achieve the desired results. Because Janus Henderson Investors US LLC is the adviser to the Portfolio and to certain affiliated funds that may be held within the Portfolio, it is subject to certain potential conflicts of interest.

Returns do not reflect the deduction of fees, charges or expenses of any insurance product or qualified plan. If applied, returns would have been lower.

Returns include reinvestment of all dividends and distributions and do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemptions of Portfolio shares. The returns do not include adjustments in accordance with generally accepted accounting principles required at the period end for financial reporting purposes.

2	DECEMBER 31, 2022

Protective Life Dynamic Allocation Series - Growth Portfolio (unaudited)

Performance

Certain expenses waived or reimbursed during the first three years of operation may be recovered within three years of such waiver or reimbursement amount, if the expense ratio falls below certain limits.

When an expense waiver is in effect, it may have a material effect on the total return, and therefore the ranking for the period.

© 2022 Morningstar, Inc. All Rights Reserved.

There is no assurance that the investment process will consistently lead to successful investing.

See Notes to Schedule of Investments and Other Information for index definitions.

Index performance does not reflect the expenses of managing a portfolio as an index is unmanaged and not available for direct investment.

See “Useful Information About Your Portfolio Report.”

*The Portfolio’s inception date – April 7, 2016

‡ As stated in the prospectus. See Financial Highlights for actual expense ratios during the reporting period.

Clayton Street Trust	3

Protective Life Dynamic Allocation Series - Growth Portfolio (unaudited)

Expense Examples

As a shareholder of the Portfolio, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees; 12b-1 distribution and shareholder servicing fees; transfer agent fees and expenses payable pursuant to the Transfer Agency Agreement; and other Portfolio expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. The example is based upon an investment of $1,000 invested at the beginning of the period and held for the six-months indicated, unless noted otherwise in the table and footnotes below.

Actual Expenses

The information in the table under the heading “Actual” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during the period.

Hypothetical Example for Comparison Purposes

The information in the table under the heading “Hypothetical (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based upon the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. Additionally, for an analysis of the fees associated with an investment in the Portfolio or other similar funds, please visit www.finra.org/fundanalyzer.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as any charges at the separate account level or contract level. These fees are fully described in the Portfolio’s prospectus. Therefore, the hypothetical examples are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

	Actual			Hypothetical (5% return before expenses)
	Beginning Account Value (7/1/22)	Ending Account Value (12/31/22)	Expenses Paid During Period (7/1/22 - 12/31/22)†	Beginning Account Value (7/1/22)	Ending Account Value (12/31/22)	Expenses Paid During Period (7/1/22 - 12/31/22)†	Net Annualized Expense Ratio (7/1/22 - 12/31/22)
	$1,000.00	$933.30	$4.09	$1,000.00	$1,020.97	$4.28	0.84%
†

Expenses Paid During Period is equal to the Net Annualized Expense Ratio multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). Expenses in the examples include the effect of applicable fee waivers and/or expense reimbursements, if any. Had such waivers and/or reimbursements not been in effect, your expenses would have been higher. Please refer to the Notes to Financial Statements or the Portfolio’s prospectus for more information regarding waivers and/or reimbursements.

4	DECEMBER 31, 2022

Protective Life Dynamic Allocation Series - Growth Portfolio

Schedule of Investments

December 31, 2022

Shares or Principal Amounts		Value
Investment Companies– 79.7%
Exchange-Traded Funds (ETFs) – 79.7%
Franklin FTSE Japan#	107,007	$2,572,448
Franklin FTSE United Kingdom#	230,804	5,280,796
Invesco NASDAQ 100#	31,535	3,454,029
JPMorgan BetaBuilders Developed Asia ex-Japan	51,566	2,523,640
Vanguard FTSE Europe#	99,069	5,492,385
Vanguard S&P 500	40,493	14,226,811
Vanguard Small-Cap	28,978	5,318,622
Total Investment Companies (cost $38,507,362)		38,868,731
Repurchase Agreements– 3.5%
ING Financial Markets LLC, Joint repurchase agreement, 4.2600%, dated 12/30/22, maturing 1/3/23 to be repurchased at $1,700,805 collateralized by $1,995,989 in U.S. Treasuries 0.2500% - 5.3750%, 6/15/24 - 5/15/52 with a value of $1,734,821((cost $1,700,000)	$1,700,000	1,700,000
Investments Purchased with Cash Collateral from Securities Lending– 13.7%
Investment Companies – 11.0%
Janus Henderson Cash Collateral Fund LLC, 4.1397%ºº,£	5,340,480	5,340,480
Time Deposits – 2.7%
Royal Bank of Canada, 4.3100%, 1/3/23	$1,335,120	1,335,120
Total Investments Purchased with Cash Collateral from Securities Lending (cost $6,675,600)		6,675,600
Total Investments (total cost $46,882,962) – 96.9%		47,244,331
Cash, Receivables and Other Assets, net of Liabilities – 3.1%		1,524,980
Net Assets – 100%		$48,769,311

Schedules of Affiliated Investments – (% of Net Assets)

	Dividend Income	Realized Gain/(Loss)	Change in Unrealized Appreciation/ Depreciation	Value at 12/31/22
Investment Companies - N/A
Exchange-Traded Funds (ETFs) - N/A
Janus Henderson Short Duration Income	$181,420	$(335,770)	$19,371	$-
Investments Purchased with Cash Collateral from Securities Lending - 11.0%
Investment Companies - 11.0%
Janus Henderson Cash Collateral Fund LLC, 4.1397%ºº	33,624∆	-	-	5,340,480
Total Affiliated Investments - 11.0%	$215,044	$(335,770)	$19,371	$5,340,480

	Value at 12/31/21	Purchases	Sales Proceeds	Value at 12/31/22
Investment Companies - N/A
Exchange-Traded Funds (ETFs) - N/A
Janus Henderson Short Duration Income	3,091,672	37,585,318	(40,360,591)	-
Investments Purchased with Cash Collateral from Securities Lending - 11.0%
Investment Companies - 11.0%
Janus Henderson Cash Collateral Fund LLC, 4.1397%ºº	2,481,434	116,573,145	(113,714,099)	5,340,480

See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.

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Protective Life Dynamic Allocation Series - Growth Portfolio

Schedule of Investments

December 31, 2022

Offsetting of Financial Assets and Derivative Assets

	Gross Amounts
	of Recognized	Offsetting Asset	Collateral
Counterparty	Assets	or Liability(a)	Pledged(b)	Net Amount

ING Financial Markets LLC	$1,700,000	$—	$(1,700,000)	$—
JPMorgan Chase Bank, National Association	6,491,222	—	(6,491,222)	—

Total	$8,191,222	$—	$(8,191,222)	$—
(a)

Represents the amount of assets or liabilities that could be offset with the same counterparty under master netting or similar agreements that management elects not to offset on the Statement of Assets and Liabilities.

(b)	Collateral pledged is limited to the net outstanding amount due to/from an individual counterparty. The actual collateral amounts pledged may exceed these amounts and may fluctuate in value.

See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.

6	DECEMBER 31, 2022

Protective Life Dynamic Allocation Series - Growth Portfolio

Notes to Schedule of Investments and Other Information

MSCI All Country World IndexSM	MSCI All Country World IndexSM reflects the equity market performance of global developed and emerging markets.

LLC	Limited Liability Company

ºº	Rate shown is the 7-day yield as of December 31, 2022.

#	Loaned security; a portion of the security is on loan at December 31, 2022.

£

The Portfolio may invest in certain securities that are considered affiliated companies. As defined by the Investment Company Act of 1940, as amended, an affiliated company is one in which the Portfolio owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control.

∆	Net of income paid to the securities lending agent and rebates paid to the borrowing counterparties.

The following is a summary of the inputs that were used to value the Portfolio’s investments in securities and other financial instruments as of December 31, 2022. See Notes to Financial Statements for more information.

Valuation Inputs Summary

		Level 2 -	Level 3 -
	Level 1 -	Other Significant	Significant
	Quoted Prices	Observable Inputs	Unobservable Inputs

Assets
Investments In Securities:
Investment Companies	$38,868,731	$-	$-
Repurchase Agreements	-	1,700,000	-
Investments Purchased with Cash Collateral from Securities Lending	-	6,675,600	-
Total Assets	$38,868,731	$8,375,600	$-

Clayton Street Trust	7

Protective Life Dynamic Allocation Series - Growth Portfolio

Statement of Assets and Liabilities

December 31, 2022

Assets:
Unaffiliated investments, at value (cost $39,842,482)(1)	$40,203,851
Affiliated investments, at value (cost $5,340,480)	5,340,480
Repurchase agreements, at value (cost $1,700,000)	1,700,000
Cash	63,757
Receivables:
Investments sold	8,302,175
Interest	805
Other assets	17,197
Total Assets	55,628,265
Liabilities:
Collateral for securities loaned (Note 2)	6,675,600
Payables:	—
Investments purchased	51,812
Portfolio shares repurchased	46,340
Professional fees	36,808
12b-1 Distribution and shareholder servicing fees	11,255
Advisory fees	9,473
Transfer agent fees and expenses	4,763
Trustees' fees and expenses	827
Custodian fees	645
Affiliated portfolio administration fees payable	231
Accrued expenses and other payables	21,200
Total Liabilities	6,858,954
Net Assets	$48,769,311
Net Assets Consist of:
Capital (par value and paid-in surplus)	$46,477,536
Total distributable earnings (loss)	2,291,775
Total Net Assets	$48,769,311
Net Assets	$48,769,311
Shares Outstanding, $0.001 Par Value (unlimited shares authorized)	4,013,873
Net Asset Value Per Share	$12.15

(1) Includes $6,491,222 of securities on loan. See Note 2 in Notes to Financial Statements.

See Notes to Financial Statements.

8	DECEMBER 31, 2022

Protective Life Dynamic Allocation Series - Growth Portfolio

Statement of Operations

For the year ended December 31, 2022

Investment Income:
Dividends	$574,237
Interest	287,854
Dividends from affiliates	181,420
Affiliated securities lending income, net	33,624
Unaffiliated securities lending income, net	5,433
Total Investment Income	1,082,568
Expenses:
Advisory fees	216,810
12b-1 Distribution and shareholder servicing fees	135,241
Transfer agent administrative fees and expenses	54,202
Other transfer agent fees and expenses	1,011
Non-affiliated portfolio administration fees	40,526
Professional fees	38,666
Trustees’ fees and expenses	11,418
Shareholder reports expense	6,217
Custodian fees	3,324
Affiliated portfolio administration fees	3,315
Registration fees	12
Other expenses	10,965
Total Expenses	521,707
Less: Excess Expense Reimbursement and Waivers	(75,745)
Net Expenses	445,962
Net Investment Income/(Loss)	636,606
Net Realized Gain/(Loss) on Investments:
Investments	2,163,074
Investments in affiliates	(335,770)
Total Net Realized Gain/(Loss) on Investments	1,827,304
Change in Unrealized Net Appreciation/Depreciation:
Investments	(14,876,079)
Investments in affiliates	19,371
Total Change in Unrealized Net Appreciation/Depreciation	(14,856,708)
Net Increase/(Decrease) in Net Assets Resulting from Operations	$(12,392,798)

See Notes to Financial Statements.

Clayton Street Trust	9

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Statements of Changes in Net Assets

	Year ended December 31, 2022	Year ended December 31, 2021

Operations:
Net investment income/(loss)	$636,606	$610,498
Net realized gain/(loss) on investments	1,827,304	8,396,876
Change in unrealized net appreciation/depreciation	(14,856,708)	3,059,152
Net Increase/(Decrease) in Net Assets Resulting from Operations	(12,392,798)	12,066,526
Dividends and Distributions to Shareholders:
Dividends and Distributions to Shareholders	(622,481)	(566,037)
Net Decrease from Dividends and Distributions to Shareholders	(622,481)	(566,037)
Capital Shares Transactions	(3,810,015)	(8,526,852)
Net Increase/(Decrease) in Net Assets	(16,825,294)	2,973,637
Net Assets:
Beginning of period	65,594,605	62,620,968
End of period	$48,769,311	$65,594,605

See Notes to Financial Statements.

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Protective Life Dynamic Allocation Series - Growth Portfolio

Financial Highlights

For a share outstanding during the year ended December 31	2022	2021	2020	2019	2018
Net Asset Value, Beginning of Period	$15.29	$12.77	$13.41	$12.45	$13.06
Income/(Loss) from Investment Operations:
Net investment income/(loss)(1)	0.16	0.14	0.09	0.23	0.14
Net realized and unrealized gain/(loss)	(3.14)	2.51	(0.44)	1.23	(0.61)
Total from Investment Operations	(2.98)	2.65	(0.35)	1.46	(0.47)
Less Dividends and Distributions:
Dividends (from net investment income)	(0.16)	(0.13)	(0.15)	(0.17)	(0.14)
Distributions (from capital gains)	—	—	(0.14)	(0.33)	—
Total Dividends and Distributions	(0.16)	(0.13)	(0.29)	(0.50)	(0.14)
Net Asset Value, End of Period	$12.15	$15.29	$12.77	$13.41	$12.45
Total Return*	(19.57)%	20.79%	(2.15)%	12.00%	(3.65)%
Net Assets, End of Period (in thousands)	$48,769	$65,595	$62,621	$81,015	$70,595
Average Net Assets for the Period (in thousands)	$54,294	$64,189	$63,558	$79,176	$64,001
Ratios to Average Net Assets**:
Ratio of Gross Expenses(2)	0.96%	0.98%	1.05%	1.07%	1.06%
Ratio of Net Expenses (After Waivers and Expense Offsets)(2)	0.82%	0.82%	0.78%	0.73%	0.73%
Ratio of Net Investment Income/(Loss)(2)	1.17%	0.95%	0.75%	1.82%	1.04%
Portfolio Turnover Rate	415%	57%	217%	258%	87%

* Total return includes adjustments in accordance with generally accepted accounting principles required at the year or period end and are not annualized for periods of less than one full year. Total return does not include fees, charges, or expenses imposed by the variable annuity contracts for which Clayton Street Trust serves as an underlying investment vehicle.

** Annualized for periods of less than one full year.

(1) Per share amounts are calculated based on average shares outstanding during the year or period.

(2) Ratios do not include indirect expenses of the underlying funds and/or investment companies in which the Portfolio invests.

See Notes to Financial Statements.

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Notes to Financial Statements

1. Organization and Significant Accounting Policies

Protective Life Dynamic Allocation Series - Growth Portfolio (the “Portfolio”) is a series of Clayton Street Trust (the “Trust”), which is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company, and therefore has applied the specialized accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946. The Portfolio operates as a “fund of funds,” meaning substantially all of the Portfolio’s assets may be invested in exchange-traded funds (the “underlying funds”). The Trust offers three portfolios with differing investment objectives and policies. The Portfolio seeks total return through growth of capital, balanced by capital preservation. The Portfolio is classified as diversified, as defined in the 1940 Act. Janus Henderson Investors US LLC is the investment adviser (the “Adviser”) to the Portfolio.

The Portfolio currently offers one class of shares. The shares are offered in connection with investment in and payments under variable annuity contracts issued exclusively by Protective Life Insurance Company and its affiliates ("Protective Life").

Shareholders, including participating insurance companies, as well as accounts, may from time to time own (beneficially or of record) a significant percentage of the Portfolio’s Shares and can be considered to “control” the Portfolio when that ownership exceeds 25% of the Portfolio’s assets (and which may differ from control as determined in accordance with United States of America generally accepted accounting principles ("US GAAP")).

Underlying Funds

During the period, the Portfolio invested in a dynamic portfolio of exchange-traded funds across seven different equity asset classes and a short duration allocation that may be comprised of cash, money market instruments and short duration exchange-traded funds. The equity asset classes are adjusted weekly based on market conditions pursuant to a proprietary, quantitative-based allocation program. Over the long term, and when fully invested, the Portfolio seeks to maintain an asset allocation of approximately 100% global equity investments. Additional details and descriptions of the investment objectives of each of the potential underlying funds are available in the Portfolio's prospectus.

The following accounting policies have been followed by the Portfolio and are in conformity with US GAAP.

Investment Valuation

Portfolio holdings are valued in accordance with policies and procedures established by the Adviser pursuant to
Rule 2a-5 under the 1940 Act and approved by and subject to the oversight of the Trustees (the “Valuation Procedures”). Equity securities, including shares of exchange-traded funds, traded on a domestic securities exchange are generally valued at readily available market quotations, which are (i) the official close prices or (ii) last sale prices on the primary market or exchange in which the securities trade. If such price is lacking for the trading period immediately preceding the time of determination, such securities are valued at their current bid price. Equity securities that are traded on a foreign exchange are generally valued at the closing prices on such markets. In the event that there is no current trading volume on a particular security in such foreign exchange, the bid price from the primary exchange is generally used to value the security. Foreign securities and currencies are converted to U.S. dollars using the current spot USD dollar exchange rate in effect at the close of the New York Stock Exchange (“NYSE”). The Portfolio will determine the market value of individual securities held by it by using prices provided by one or more approved professional pricing services or, as needed, by obtaining market quotations from independent broker-dealers. Most debt securities are valued in accordance with the evaluated bid price supplied by the Adviser-approved pricing service that is intended to reflect market value. The evaluated bid price supplied by the pricing service is an evaluation that may consider factors such as security prices, yields, maturities, and ratings. Certain short-term securities maturing within 60 days or less may be evaluated and valued on an amortized cost basis provided that the amortized cost determined approximates market value. Securities for which market quotations or evaluated prices are not readily available or deemed unreliable are valued at fair value determined in good faith by the Adviser pursuant to the Valuation Procedures. Circumstances in which fair valuation may be utilized include, but are not limited to: (i) a significant event that may affect the securities of a single issuer, such as a merger, bankruptcy, or significant issuer-specific development; (ii) an event that may affect an entire market, such as a natural disaster or significant governmental action; (iii) a nonsignificant event such as a market closing early or not opening, or a security trading halt; and (iv) pricing of a non-valued security and a restricted or nonpublic security. Special valuation considerations may apply with respect to “odd-lot” fixed-income transactions which, due to their small size, may receive evaluated prices by pricing services which reflect a large block trade and not what actually could be obtained for the odd-lot position. The valuation

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Notes to Financial Statements

policies provide for the use of systematic fair valuation models provided by independent pricing services to value foreign equity securities in order to adjust for stale pricing, which may occur between the close of certain foreign exchanges and the close of the NYSE.

Valuation Inputs Summary

FASB ASC 820, Fair Value Measurements and Disclosures (“ASC 820”), defines fair value, establishes a framework for measuring fair value, and expands disclosure requirements regarding fair value measurements. This standard emphasizes that fair value is a market-based measurement that should be determined based on the assumptions that market participants would use in pricing an asset or liability and establishes a hierarchy that prioritizes inputs to valuation techniques used to measure fair value. These inputs are summarized into three broad levels:

Level 1 – Unadjusted quoted prices in active markets the Portfolio has the ability to access for identical assets or liabilities.

Level 2 – Observable inputs other than unadjusted quoted prices included in Level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Assets or liabilities categorized as Level 2 in the hierarchy generally include: debt securities fair valued in accordance with the evaluated bid or ask prices supplied by a pricing service; securities traded on OTC markets and listed securities for which no sales are reported that are fair valued at the latest bid price (or yield equivalent thereof) obtained from one or more dealers transacting in a market for such securities or by a pricing service approved by the Portfolio’s Trustees; and certain short-term debt securities with maturities of 60 days or less that are fair valued at amortized cost. Other securities that may be categorized as Level 2 in the hierarchy include, but are not limited to, preferred stocks, bank loans, swaps, investments in unregistered investment companies, options, and forward contracts.

Level 3 – Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing the Portfolio’s own assumptions about the assumptions that a market participant would use in valuing the asset or liability, and that would be based on the best information available.

The Portfolio classifies each of its investments in underlying funds as Level 1, without consideration as to the classification level of the specific investments held by the underlying funds. There have been no significant changes in valuation techniques used in valuing any such positions held by the Portfolio since the beginning of the fiscal year.

The inputs or methodology used for fair valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of inputs used as of December 31, 2022 to fair value the Portfolio’s investments in securities and other financial instruments is included in the “Valuation Inputs Summary” in the Notes to Schedule of Investments and Other Information.

Investment Transactions and Investment Income

Investment transactions are accounted for as of the date purchased or sold (trade date). Dividend income is recorded on the ex-dividend date. Certain dividends from foreign securities held by the underlying funds will be recorded as soon as the Portfolio is informed of the dividend, if such information is obtained subsequent to the ex-dividend date. Dividends from foreign securities may be subject to withholding taxes in foreign jurisdictions. Non-cash dividends, if any, are recorded on the ex-dividend date at fair value. Any distributions from the underlying funds are recorded in accordance with the character of the distributions as designated by the underlying funds. Interest income is recorded daily on the accrual basis and includes amortization of premiums and accretion of discounts. The Portfolio classifies gains and losses on prepayments received as an adjustment to interest income. Debt securities may be placed in non-accrual status and related interest income may be reduced by stopping current accruals and writing off interest receivables when collection of all or a portion of interest has become doubtful. Gains and losses are determined on the identified cost basis, which is the same basis used for federal income tax purposes.

Expenses

The Portfolio bears expenses incurred specifically on its behalf. Additionally, the Portfolio, as a shareholder in the underlying funds, will also indirectly bear its pro rata share of the expenses incurred by the underlying funds.

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Notes to Financial Statements

Estimates

The preparation of financial statements in conformity with US GAAP requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

Indemnifications

In the normal course of business, the Portfolio may enter into contracts that contain provisions for indemnification of other parties against certain potential liabilities. The Portfolio’s maximum exposure under these arrangements is unknown, and would involve future claims that may be made against the Portfolio that have not yet occurred. Currently, the risk of material loss from such claims is considered remote.

Dividends and Distributions

The Portfolio may make semiannual distributions of substantially all of its investment income and an annual distribution of its net realized capital gains (if any).

Federal Income Taxes

The Portfolio intends to continue to qualify as a regulated investment company and distribute all of its taxable income in accordance with the requirements of Subchapter M of the Internal Revenue Code. Management has analyzed the Portfolio’s tax positions taken for all open federal income tax years, generally a three-year period, and has concluded that no provision for federal income tax is required in the Portfolio’s financial statements. The Portfolio is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

2. Other Investments and Strategies

Additional Investment Risk

The U.S. government and the Federal Reserve, as well as certain foreign governments and central banks, have taken extraordinary actions to support local and global economies and the financial markets in response to the COVID-19 pandemic. This and other government intervention into the economy and financial markets to address the COVID-19 pandemic may not work as intended, particularly if the efforts are perceived by investors as being unlikely to achieve the desired results. Government actions to mitigate the economic impact of the pandemic have resulted in a large expansion of government deficits and debt, the long term consequences of which are not known. The COVID-19 pandemic could adversely affect the value and liquidity of a Portfolio’s investments, impair a Portfolio’s ability to satisfy redemption requests, and negatively impact a Portfolio’s performance. In addition, the outbreak of COVID-19, and measures taken to mitigate its effects, could result in disruptions to the services provided to a Portfolio by its service providers.

Widespread disease, including pandemics and epidemics, and natural or environmental disasters, including those which may be attributable to global climate change, such as earthquakes, fires, floods, hurricanes, tsunamis and weather-related phenomena generally, have been and can be highly disruptive to economies and markets, adversely impacting individual companies, sectors, industries, markets, currencies, interest and inflation rates, credit ratings, investor sentiment, and other factors affecting the value of a Portfolio’s investments. Economies and financial markets throughout the world have become increasingly interconnected, which increases the likelihood that events or conditions in one region or country will adversely affect markets or issuers in other regions or countries, including the United States. These disruptions could prevent a Portfolio from executing advantageous investment decisions in a timely manner and negatively impact a Portfolio’s ability to achieve its investment objective(s). Any such event(s) could have a significant adverse impact on the value of a Portfolio. In addition, these disruptions could also impair the information technology and other operational systems upon which the Portfolio’s service providers, including the Adviser or the subadviser (as applicable), rely, and could otherwise disrupt the ability of employees of the Portfolio’s service providers to perform essential tasks on behalf of the Portfolio. Adverse weather conditions may also have a particularly significant negative effect on issuers in the agricultural sector and on insurance and reinsurance companies that insure or reinsure against the impact of natural disasters.

A number of countries in the European Union (the “EU”) have experienced, and may continue to experience, severe economic and financial difficulties. In particular, many EU nations are susceptible to economic risks associated with high levels of debt. Many non-governmental issuers, and even certain governments, have defaulted on, or been forced to restructure, their debts. Many other issuers have faced difficulties obtaining credit or refinancing existing obligations.

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Notes to Financial Statements

Financial institutions have in many cases required government or central bank support, have needed to raise capital, and/or have been impaired in their ability to extend credit. As a result, financial markets in the EU have experienced extreme volatility and declines in asset values and liquidity. These difficulties may continue, worsen, or spread further within the EU. Responses to these financial problems by European governments, central banks, and others, including austerity measures and reforms, may not work, may result in social unrest, and may limit future growth and economic recovery or have other unintended consequences. Among other things, these developments have adversely affected the value and exchange rate of the euro and pound sterling, and may continue to significantly affect the economies of all EU countries, which in turn may have a material adverse effect on the Portfolio’s investments in such countries, other countries that depend on EU countries for significant amounts of trade or investment, or issuers with exposure to debt issued by certain EU countries.

Exchange-Traded Funds

ETFs are typically open-end investment companies, which may be actively managed or passively managed. Passively managed ETFs generally seek to track the performance of a specific index. ETFs are traded on a national securities exchange at market prices that may vary from the net asset value per share (“NAV”) of their underlying investments. Accordingly, there may be times when an ETF trades at a premium or discount to its NAV. As a result, the Portfolio may pay more or less than NAV when it buys ETF shares, and may receive more or less than NAV when it sells those shares. ETFs also involve the risk that an active trading market for an ETF’s shares may not develop or be maintained. Similarly, because the value of ETF shares depends on the demand in the market, the Portfolio may not be able to purchase or sell an ETF at the most optimal time, which could adversely affect the Portfolio’s performance. In addition, ETFs that track particular indices may be unable to match the performance of such underlying indices due to the temporary unavailability of certain index securities in the secondary market or other factors, such as discrepancies with respect to the weighting of securities.

Repurchase Agreements

The Portfolio and other funds advised by the Adviser or its affiliates may transfer daily uninvested cash balances into one or more joint trading accounts. Assets in the joint trading accounts are invested in money market instruments and the proceeds are allocated to the participating funds on a pro rata basis.

Repurchase agreements held by the Portfolio are fully collateralized, and such collateral is in the possession of the Portfolio’s custodian or, for tri-party agreements, the custodian designated by the agreement. The collateral is evaluated daily to ensure its market value exceeds the current market value of the repurchase agreements, including accrued interest. In the event of default on the obligation to repurchase, the Portfolio has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. In the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral or proceeds may be subject to legal proceedings.

Counterparties

Portfolio transactions involving a counterparty are subject to the risk that the counterparty or a third party will not fulfill its obligation to the Portfolio (“counterparty risk”). Counterparty risk may arise because of the counterparty’s financial condition (i.e., financial difficulties, bankruptcy, or insolvency), market activities and developments, or other reasons, whether foreseen or not. A counterparty’s inability to fulfill its obligation may result in significant financial loss to the Portfolio. The Portfolio may be unable to recover its investment from the counterparty or may obtain a limited recovery, and/or recovery may be delayed. The extent of the Portfolio’s exposure to counterparty risk with respect to financial assets and liabilities approximates its carrying value. See the "Offsetting Assets and Liabilities" section of this Note for further details.

The Portfolio may be exposed to counterparty risk through its investments in certain securities, including, but not limited to, repurchase agreements and debt securities. The Portfolio intends to enter into financial transactions with counterparties that the Adviser believes to be creditworthy at the time of the transaction. There is always the risk that the Adviser’s analysis of a counterparty’s creditworthiness is incorrect or may change due to market conditions. To the extent that the Portfolio focuses its transactions with a limited number of counterparties, it will have greater exposure to the risks associated with one or more counterparties.

Securities Lending

Under procedures adopted by the Trustees, the Portfolio may seek to earn additional income by lending securities to certain qualified broker-dealers and institutions. JPMorgan Chase Bank, National Association acts as securities lending agent and a limited purpose custodian or subcustodian to receive and disburse cash balances and cash collateral, hold

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Notes to Financial Statements

short-term investments, hold collateral, and perform other custodial functions in accordance with the Non-Custodial Securities Lending Agreement. For financial reporting purposes, the Portfolio does not offset financial instruments’ payables and receivables and related collateral on the Statement of Assets and Liabilities. The Portfolio may lend portfolio securities in an amount equal to up to 1/3 of its total assets as determined at the time of the loan origination. There is the risk of delay in recovering a loaned security or the risk of loss in collateral rights if the borrower fails financially. In addition, the Adviser makes efforts to balance the benefits and risks from granting such loans. All loans will be continuously secured by collateral which may consist of cash, U.S. Government securities, domestic and foreign short-term debt instruments, letters of credit, time deposits, repurchase agreements, money market mutual funds or other money market accounts, or such other collateral as permitted by the SEC. If the Portfolio is unable to recover a security on loan, the Portfolio may use the collateral to purchase replacement securities in the market. There is a risk that the value of the collateral could decrease below the cost of the replacement security by the time the replacement investment is made, resulting in a loss to the Portfolio. In certain circumstances individual loan transactions could yield negative returns.

Upon receipt of cash collateral, the Adviser may invest it in affiliated or non-affiliated cash management vehicles, whether registered or unregistered entities, as permitted by the 1940 Act and rules promulgated thereunder. The Adviser currently intends to primarily invest the cash collateral in a cash management vehicle for which the Adviser serves as investment adviser, Janus Henderson Cash Collateral Fund LLC, or in time deposits. An investment in Janus Henderson Cash Collateral Fund LLC is generally subject to the same risks that shareholders experience when investing in similarly structured vehicles, such as the potential for significant fluctuations in assets as a result of the purchase and redemption activity of the securities lending program, a decline in the value of the collateral, and possible liquidity issues. Such risks may delay the return of the cash collateral and cause the Portfolio to violate its agreement to return the cash collateral to a borrower in a timely manner. As adviser to the Portfolio and Janus Henderson Cash Collateral Fund LLC, the Adviser has an inherent conflict of interest as a result of its fiduciary duties to both the Portfolio and Janus Henderson Cash Collateral Fund LLC. Additionally, the Adviser receives an investment advisory fee of 0.05% for managing Janus Henderson Cash Collateral Fund LLC and therefore may have an incentive to allocate collateral to the Janus Henderson Cash Collateral Fund LLC rather than to other collateral management options for which the Adviser does not receive compensation.

The value of the collateral must be at least 102% of the market value of the loaned securities that are denominated in U.S. dollars and 105% of the market value of the loaned securities that are not denominated in U.S. dollars. Loaned securities and related collateral are marked-to-market each business day based upon the market value of the loaned securities at the close of business, employing the most recent available pricing information. Collateral levels are then adjusted based on this mark-to-market evaluation. Additional required collateral, or excess collateral returned, is delivered on the next business day. Therefore, the value of the collateral held may be temporarily less than 102% or 105% value of the securities on loan. The cash collateral invested by the Adviser is disclosed in the Schedule of Investments (if applicable).

Income earned from the investment of the cash collateral, net of rebates paid to, or fees paid by, borrowers and less the fees paid to the lending agent are included as “Affiliated securities lending income, net” on the Statement of Operations. As of December 31, 2022, securities lending transactions accounted for as secured borrowings with an overnight and continuous contractual maturity are $6,491,222. Gross amounts of recognized liabilities for securities lending (collateral received) as of December 31, 2022 is $6,675,600, resulting in the net amount due to the counterparty of $184,378.

Offsetting Assets and Liabilities

The Portfolio presents gross and net information about transactions that are either offset in the financial statements or subject to an enforceable master netting arrangement or similar agreement with a designated counterparty, regardless of whether the transactions are actually offset in the Statement of Assets and Liabilities.

The Offsetting Assets and Liabilities table located in the Schedule of Investments presents gross amounts of recognized assets and/or liabilities and the net amounts after deducting collateral that has been pledged by counterparties or has been pledged to counterparties (if applicable). For corresponding information grouped by type of instrument, see the Portfolio's Schedule of Investments.

All repurchase agreements are transacted under legally enforceable master repurchase agreements that give the Portfolio, in the event of default by the counterparty, the right to liquidate securities held and to offset receivables and payables with the counterparty. For financial reporting purposes, the Portfolio does not offset financial instruments'

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Protective Life Dynamic Allocation Series - Growth Portfolio

Notes to Financial Statements

payables and receivables and related collateral on the Statement of Assets and Liabilities. Repurchase agreements held by the Portfolio are fully collateralized, and such collateral is in the possession of the Portfolio’s custodian or, for tri-party agreements, the custodian designated by the agreement. The collateral is evaluated daily to ensure its market value exceeds the current market value of the repurchase agreements, including accrued interest.

3. Investment Advisory Agreements and Other Transactions with Affiliates

The Portfolio pays the Adviser an investment advisory fee which is calculated daily and paid monthly. The Portfolio’s contractual investment advisory fee rate (expressed as an annual rate) is 0.40% of its average daily net assets.

The Adviser has contractually agreed to waive the advisory fee and/or reimburse operating expenses to the extent that the Portfolio’s normal operating expenses excluding the 12b-1 distribution and shareholder servicing fees, administrative services fees payable pursuant to the Transfer Agency Agreement, brokerage commissions, interest, dividends, taxes and extraordinary expenses, exceed the annual rate of 0.55% of the Portfolio’s average daily net assets. The Adviser has agreed to continue the waivers until at least May 1, 2023. If applicable, amounts reimbursed to the Portfolio by the Adviser are disclosed as “Excess Expense Reimbursement and Waivers” on the Statement of Operations. During the year ended December 31, 2022, the Adviser reimbursed the Portfolio $49,293 of fees and expenses.

The Adviser may recover from the Portfolio fees and expenses previously waived or reimbursed during the period beginning with the Portfolio’s commencement of operations and ending on the third anniversary of the commencement of operations (“Recoupment Period”). The Recoupment Period closed on April 7, 2019. The Adviser may elect to recoup such amounts only if: (i) recoupment is obtained within three years from the date an amount is waived or reimbursed to the Portfolio (“Recoupment Deadline”), and (ii) the Portfolio’s expense ratio at the time of recoupment, inclusive of the recoupment amounts, does not exceed the expense limit at the time of waiver or at the time of recoupment. The Adviser recouped $0 prior to the Recoupment Deadline.

The Adviser has also contractually agreed to waive and/or reimburse a portion of the Portfolio's management fee in an amount equal to the management fee it earns as an investment adviser to any of the affiliated registered mutual funds (including exchange traded funds) in which the Portfolio invests. The Adviser has agreed to continue the waiver through May 1, 2023. The Adviser may not recover amounts previously waived or reimbursed under this agreement. During the period ended December 31, 2022, the Adviser waived $26,452 of the Portfolio’s management fee, attributable to the Portfolio’s investment in the Janus Henderson Short Duration Income ETF.

The Adviser serves as administrator to the Portfolio pursuant to an administration agreement between the Adviser and the Trust. Under the administration agreement, the Adviser is authorized to perform, or cause others to perform certain administration, compliance, and accounting services to the Portfolio, including providing office space for the Portfolio, and is reimbursed by the Portfolio for certain of its costs in providing these services (to the extent the Adviser seeks reimbursement and such costs are not otherwise waived). In addition, employees of the Adviser and/or its affiliates may serve as officers of the Trust. The Portfolio pays for some or all of the salaries, fees, and expenses of the Adviser employees and Portfolio officers, with respect to certain specified administration functions they perform on behalf of the Portfolio. The Portfolio pays these costs based on out-of-pocket expenses incurred by the Adviser, and these costs are separate and apart from advisory fees and other expenses paid in connection with the investment advisory services the Adviser provides to the Portfolio. These amounts are disclosed as “Affiliated Portfolio administration fees” on the Statement of Operations. In addition, some expenses related to compensation payable to the Portfolio’s Chief Compliance Officer and certain compliance staff, all of whom are employees of the Adviser and/or its affiliates are shared with the Portfolio. Total compensation of $73,116 was paid to the Chief Compliance Officer and certain compliance staff by the Trust during the year ended December 31, 2022. The Portfolio's portion is reported as part of “Other expenses” on the Statement of Operations.

Janus Henderson Services US LLC (the “Transfer Agent”), a wholly-owned subsidiary of the Adviser, is the Portfolio’s transfer agent. The Transfer Agent provides or arranges for the provision of shareholder services including, but not limited to, recordkeeping, subaccounting, answering inquiries regarding accounts, order processing, transaction confirmations, the mailing of prospectuses and shareholder reports, and other shareholder services provided to or on behalf of shareholders. These amounts are disclosed as “Transfer agent administrative fees and expenses” on the Statement of Operations.

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Notes to Financial Statements

The Transfer Agent receives an administrative services fee at an annual rate of 0.10% of the Portfolio’s average daily net assets for providing, or arranging for the provision by Protective Life of administrative services. The Transfer Agent expects to use this entire fee to compensate Protective Life for providing these services to its customers who invest in the Portfolio. These amounts are disclosed as “Transfer agent administrative fees and expenses” on the Statement of Operations.

Shareholder Services provided by Protective Life may include, but are not limited to, recordkeeping, subaccounting, order processing, providing order confirmations, periodic statements, forwarding prospectuses, shareholder reports, and other materials to existing contract holders, answering inquiries regarding accounts, and other administrative services. Order processing includes the submission of transactions through the National Securities Clearing Corporation (“NSCC”) or similar systems, or those processed on a manual basis with the Adviser.

Under a distribution and shareholder servicing plan (the "Plan") adopted in accordance with Rule 12b-1 under the 1940 Act, the Portfolio may pay the Trust's distributor, Janus Henderson Distributors US LLC (the “Distributor”), a wholly-owned subsidiary of the Adviser, a fee at an annual rate of up to 0.25% of the average daily net assets of the Portfolio. Under the terms of the Plan, the Trust is authorized to make payments to the Distributor for remittance to Protective Life or other intermediaries as compensation for distribution and/or shareholder services performed by Protective Life or its agents, or by such intermediary. Amounts that have been paid are disclosed as “12b-1 Distribution and shareholder servicing fees” on the Statement of Operations.

Any purchases and sales, realized gains/losses and recorded dividends from affiliated investments during the year ended December 31, 2022 can be found in the “Schedules of Affiliated Investments” located in the Schedule of Investments.

The Portfolio is permitted to purchase or sell securities (“cross-trade”) between itself and other funds or accounts managed by the Adviser in accordance with Rule 17a-7 under the Investment Company Act of 1940 (“Rule 17a-7”), when the transaction is consistent with the investment objectives and policies of the Portfolio and in accordance with the Internal Cross Trade Procedures adopted and amended by the Trust’s Board of Trustees. These procedures have been designed to ensure that any cross-trade of securities by the Portfolio from or to another fund or account that is or could be considered an affiliate of the Portfolio under certain limited circumstances by virtue of having a common investment adviser, common Officer, or common Trustee complies with Rule 17a-7. Under these procedures, each cross-trade is effected at the current market price to save costs where allowed. During the year ended December 31, 2022, the Portfolio engaged in cross trades amounting to $483,405 in purchases and $2,804,755 in sales, resulting in a net realized gain of $148,611. The net realized gain is included within the “Net Realized Gain/(Loss) on Investments” section of the Portfolio’s Statement of Operations.

4. Federal Income Tax

The tax components of capital shown in the table below represent: (1) distribution requirements the Portfolio must satisfy under the income tax regulations; (2) losses or deductions the Portfolio may be able to offset against income and gains realized in future years; and (3) unrealized appreciation or depreciation of investments for federal income tax purposes.

Other book to tax differences primarily consist of deferred compensation. The Portfolio has elected to treat gains and losses on forward foreign currency contracts as capital gains and losses, if applicable. Other foreign currency gains and losses on debt instruments are treated as ordinary income for federal income tax purposes pursuant to Section 988 of the Internal Revenue Code.

				Other Book	Net Tax
Undistributed Ordinary Income	Undistributed Long-Term Gains	Accumulated Capital Losses	Loss Deferrals	to Tax Differences	Appreciation/ (Depreciation)
$ 403,078	$ 3,390,689	$ -	$ -	$ -	$ (1,501,992)

18	DECEMBER 31, 2022

Protective Life Dynamic Allocation Series - Growth Portfolio

Notes to Financial Statements

The aggregate cost of investments and the composition of unrealized appreciation and depreciation of investment securities for federal income tax purposes as of December 31, 2022 are noted below. The primary difference between book and tax appreciation or depreciation of investments are wash sale loss deferrals and investments in partnerships.

Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Tax Appreciation/ (Depreciation)
$ 48,746,323	$ 442,583	$ (1,944,575)	$ (1,501,992)

Income and capital gains distributions are determined in accordance with income tax regulations that may differ from US GAAP. These differences are due to differing treatments for items such as net short-term gains, deferral of wash sale losses, foreign currency transactions, and capital loss carryovers. Certain permanent differences such as tax returns of capital and net investment losses noted below have been reclassified to capital.

For the year ended December 31, 2022
Distributions
From Ordinary Income	From Long-Term Capital Gains	Tax Return of Capital	Net Investment Loss
$ 622,481	$ -	$ -	$ -

For the year ended December 31, 2021
Distributions
From Ordinary Income	From Long-Term Capital Gains	Tax Return of Capital	Net Investment Loss
$ 566,037	$ -	$ -	$ -

Permanent book to tax basis differences may result in reclassifications between the components of net assets. These differences have no impact on the results of operations or net assets.

5. Capital Share Transactions

	Year ended December 31, 2022		Year ended December 31, 2021
	Shares	Amount	Shares	Amount

Shares sold	454,190	$ 6,007,488	143,128	$ 2,010,207
Reinvested dividends and distributions	48,304	622,481	38,742	566,037
Shares repurchased	(777,840)	(10,439,984)	(796,408)	(11,103,096)
Net Increase/(Decrease)	(275,346)	$(3,810,015)	(614,538)	$(8,526,852)

6. Purchases and Sales of Investment Securities

For the year ended December 31, 2022, the aggregate cost of purchases and proceeds from sales of investment securities (excluding any short-term securities, short-term options contracts, TBAs, and in-kind transactions, as applicable) was as follows:

Purchases of Securities	Proceeds from Sales of Securities	Purchases of Long- Term U.S. Government Obligations	Proceeds from Sales of Long-Term U.S. Government Obligations
$168,038,539	$ 181,734,418	$ -	$ -

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Protective Life Dynamic Allocation Series - Growth Portfolio

Notes to Financial Statements

7.  Subsequent Event

Management has evaluated whether any events or transactions occurred subsequent to December 31, 2022 and through the date of issuance of the Portfolio’s financial statements and determined that there were no material events or transactions that would require recognition or disclosure in the Portfolio’s financial statements.

20	DECEMBER 31, 2022

Protective Life Dynamic Allocation Series - Growth Portfolio

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of Clayton Street Trust and Shareholders of Protective Life Dynamic Allocation Series - Growth Portfolio

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Protective Life Dynamic Allocation Series - Growth Portfolio (one of the portfolios constituting Clayton Street Trust, referred to hereafter as the "Portfolio") as of December 31, 2022, the related statement of operations for the year ended December 31, 2022, the statements of changes in net assets for each of the two years in the period ended December 31, 2022, including the related notes, and the financial highlights for each of the five years in the period ended December 31, 2022 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Portfolio as of December 31, 2022, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended December 31, 2022 and the financial highlights for each of the five years in the period ended December 31, 2022 in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Portfolio’s management. Our responsibility is to express an opinion on the Portfolio’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Portfolio in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of December 31, 2022 by correspondence with the custodian, transfer agent, and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

Denver, Colorado
February 15, 2023

We have served as the auditor of one or more investment companies in Janus Henderson Funds since 1990.

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Protective Life Dynamic Allocation Series - Growth Portfolio

Additional Information (unaudited)

Proxy Voting Policies and Voting Record

Information regarding how the Portfolio voted proxies related to portfolio securities during the most recent 12-month period ended June 30th and a description of the policies and procedures that the Portfolio uses to determine how to vote proxies relating to its portfolio securities is available without charge: (i) upon request, by calling 1-800-525-0020 (toll free); (ii) on the Portfolio’s website at janushenderson.com/proxyvoting; and (iii) on the SEC’s website at http://www.sec.gov.

Portfolio Holdings

The Portfolio files its complete portfolio holdings (schedule of investments) with the SEC as an exhibit to Form N-PORT within 60 days of the end of the first and third fiscal quarters, and in the annual report and semiannual report to shareholders. The Portfolio’s Form N-PORT filings and annual and semiannual reports: (i) are available on the SEC’s website at http://www.sec.gov; and (ii) are available without charge, upon request, by calling a Janus Henderson representative at 1-877-335-2687 (toll free).

22	DECEMBER 31, 2022

Protective Life Dynamic Allocation Series - Growth Portfolio

Useful Information About Your Portfolio Report (unaudited)

Management Commentary

The Management Commentary in this report includes valuable insight as well as statistical information to help you understand how your Portfolio’s performance and characteristics stack up against those of comparable indices.

If the Portfolio invests in foreign securities, this report may include information about country exposure. Country exposure is based primarily on the country of risk. A company may be allocated to a country based on other factors such as location of the company’s principal office, the location of the principal trading market for the company’s securities, or the country where a majority of the company’s revenues are derived.

Please keep in mind that the opinions expressed in the Management Commentary are just that: opinions. They are a reflection based on best judgment at the time this report was compiled, which was December 31, 2022. As the investing environment changes, so could opinions. These views are unique and are not necessarily shared by fellow employees or by Janus Henderson in general.

Performance Overviews

Performance overview graphs compare the performance of a hypothetical $10,000 investment in the Portfolio with one or more widely used market indices. When comparing the performance of the Portfolio with an index, keep in mind that market indices are not available for investment and do not reflect deduction of expenses.

Average annual total returns are quoted for a Portfolio with more than one year of performance history. Average annual total return is calculated by taking the growth or decline in value of an investment over a period of time, including reinvestment of dividends and distributions, then calculating the annual compounded percentage rate that would have produced the same result had the rate of growth been constant throughout the period. Average annual total return does not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemptions of Portfolio shares.

Cumulative total returns are quoted for a Portfolio with less than one year of performance history. Cumulative total return is the growth or decline in value of an investment over time, independent of the period of time involved. Cumulative total return does not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemptions of Portfolio shares.

Pursuant to federal securities rules, expense ratios shown in the performance chart reflect subsidized (if applicable) and unsubsidized ratios. The total annual fund operating expenses ratio is gross of any fee waivers, reflecting the Portfolio’s unsubsidized expense ratio. The net annual fund operating expenses ratio (if applicable) includes contractual waivers of the Adviser and reflects the Portfolio’s subsidized expense ratio. Ratios may be higher or lower than those shown in the “Financial Highlights” in this report.

Schedule of Investments

Following the performance overview section is the Portfolio’s Schedule of Investments. This schedule reports the types of securities held in the Portfolio on the last day of the reporting period. Securities are usually listed by type (common stock, corporate bonds, U.S. Government obligations, etc.) and by industry classification (banking, communications, insurance, etc.). Holdings are subject to change without notice.

The value of each security is quoted as of the last day of the reporting period. The value of securities denominated in foreign currencies is converted into U.S. dollars.

If the Portfolio invests in foreign securities, it will also provide a summary of investments by country. This summary reports the Portfolio exposure to different countries by providing the percentage of securities invested in each country. The country of each security represents the country of risk. The Portfolio’s Schedule of Investments relies upon the industry group and country classifications published by Bloomberg and/or MSCI Inc.

Tables listing details of individual forward currency contracts, futures, written options, swaptions, and swaps follow the Portfolio’s Schedule of Investments (if applicable).

Statement of Assets and Liabilities

This statement is often referred to as the “balance sheet.” It lists the assets and liabilities of the Portfolio on the last day of the reporting period.

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Protective Life Dynamic Allocation Series - Growth Portfolio

Useful Information About Your Portfolio Report (unaudited)

The Portfolio’s assets are calculated by adding the value of the securities owned, the receivable for securities sold but not yet settled, the receivable for dividends declared but not yet received on securities owned, and the receivable for Portfolio shares sold to investors but not yet settled. The Portfolio’s liabilities include payables for securities purchased but not yet settled, Portfolio shares redeemed but not yet paid, and expenses owed but not yet paid. Additionally, there may be other assets and liabilities such as unrealized gain or loss on forward currency contracts.

The section entitled “Net Assets Consist of” breaks down the components of the Portfolio’s net assets. Because the Portfolio must distribute substantially all earnings, you will notice that a significant portion of net assets is shareholder capital.

The last section of this statement reports the net asset value (“NAV”) per share on the last day of the reporting period. The NAV is calculated by dividing the Portfolio’s net assets for each share class (assets minus liabilities) by the number of shares outstanding.

Statement of Operations

This statement details the Portfolio’s income, expenses, realized gains and losses on securities and currency transactions, and changes in unrealized appreciation or depreciation of Portfolio holdings.

The first section in this statement, entitled “Investment Income,” reports the dividends earned from securities and interest earned from interest-bearing securities in the Portfolio.

The next section reports the expenses incurred by the Portfolio, including the advisory fee paid to the investment adviser, transfer agent fees and expenses, and printing and postage for mailing statements, financial reports and prospectuses. Expense offsets and expense reimbursements, if any, are also shown.

The last section lists the amounts of realized gains or losses from investment and foreign currency transactions, and changes in unrealized appreciation or depreciation of investments and foreign currency-denominated assets and liabilities. The Portfolio will realize a gain (or loss) when it sells its position in a particular security. A change in unrealized gain (or loss) refers to the change in net appreciation or depreciation of the Portfolio during the reporting period. “Net Realized and Unrealized Gain/(Loss) on Investments” is affected both by changes in the market value of Portfolio holdings and by gains (or losses) realized during the reporting period.

Statements of Changes in Net Assets

These statements report the increase or decrease in the Portfolio’s net assets during the reporting period. Changes in the Portfolio’s net assets are attributable to investment operations, dividends and distributions to investors, and capital share transactions. This is important to investors because it shows exactly what caused the Portfolio’s net asset size to change during the period.

The first section summarizes the information from the Statement of Operations regarding changes in net assets due to the Portfolio’s investment operations. The Portfolio’s net assets may also change as a result of dividend and capital gains distributions to investors. If investors receive their dividends and/or distributions in cash, money is taken out of the Portfolio to pay the dividend and/or distribution. If investors reinvest their dividends and/or distributions, the Portfolio’s net assets will not be affected.

The reinvestment of dividends and distributions is included under “Capital Share Transactions.” “Capital Shares” refers to the money investors contribute to the Portfolio through purchases or withdrawals via redemptions. The Portfolio’s net assets will increase and decrease in value as investors purchase and redeem shares from the Portfolio.

Financial Highlights

This schedule provides a per-share breakdown of the components that affect the Portfolio’s NAV for current and past reporting periods as well as total return, asset size, ratios, and portfolio turnover rate.

The first line in the table reflects the NAV per share at the beginning of the reporting period. The next line reports the net investment income/(loss) per share. Following is the per share total of net gains/(losses), realized and unrealized. Per share dividends and distributions to investors are then subtracted to arrive at the NAV per share at the end of the period. The next line reflects the total return for the period. The total return may include adjustments in accordance with generally accepted accounting principles required at the period end for financial reporting purposes. As a result, the total return may differ from the total return reflected for individual shareholder transactions. Also included are ratios of expenses and net investment income to average net assets.

24	DECEMBER 31, 2022

Protective Life Dynamic Allocation Series - Growth Portfolio

Useful Information About Your Portfolio Report (unaudited)

The Portfolio’s expenses may be reduced through expense offsets and expense reimbursements. The ratios shown reflect expenses before and after any such offsets and reimbursements.

The ratio of net investment income/(loss) summarizes the income earned less expenses, divided by the average net assets of the Portfolio during the reporting period. Do not confuse this ratio with the Portfolio’s yield. The net investment income ratio is not a true measure of the Portfolio’s yield because it does not take into account the dividends distributed to the Portfolio’s investors.

The next figure is the portfolio turnover rate, which measures the buying and selling activity in the Portfolio. Portfolio turnover is affected by market conditions, changes in the asset size of the Portfolio, fluctuating volume of shareholder purchase and redemption orders, the nature of the Portfolio’s investments, and the investment style and/or outlook of the portfolio manager(s) and/or investment personnel. A 100% rate implies that an amount equal to the value of the entire portfolio was replaced once during the fiscal year; a 50% rate means that an amount equal to the value of half the portfolio is traded in a year; and a 200% rate means that an amount equal to the value of the entire portfolio is traded every six months.

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Protective Life Dynamic Allocation Series - Growth Portfolio

Designation Requirements (unaudited)

For federal income tax purposes, the Portfolio designated the following for the year ended December 31, 2022:

Section 163(j) Interest Dividend	27%
Foreign Taxes Paid	$2,468
Foreign Source Income	$270,949
Dividends Received Deduction Percentage	27%

26	DECEMBER 31, 2022

Protective Life Dynamic Allocation Series - Growth Portfolio

Trustees and Officers (unaudited)

The following are the Trustees and officers of the Trust, together with a brief description of their principal occupations during the last five years (principal occupations for certain Trustees may include periods over five years). The Portfolio’s Statement of Additional Information includes additional information about the Trustees and officers and is available, without charge, by calling 1-877-335-2687.

Each Trustee has served in that capacity since he or she was originally elected or appointed. The Trustees do not serve a specified term of office. Each Trustee will hold office until the termination of the Trust or his or her earlier death, resignation, retirement, incapacity, or removal. Under the Portfolio’s Governance Procedures and Guidelines, the policy is for Trustees to retire no later than the end of the calendar year in which the Trustee turns 75. The Trustees review the Portfolio’s Governance Procedures and Guidelines from time to time and may make changes they deem appropriate. The Portfolio’s Nominating and Governance Committee will consider nominees for the position of Trustee recommended by shareholders. Shareholders may submit the name of a candidate for consideration by the Committee by submitting their recommendations to the Trust’s Secretary. Each Trustee is currently a Trustee of one other registered investment company advised by the Adviser: Janus Detroit Street Trust. Collectively, these two registered investment companies consist of 15 series or funds referred to herein as the Fund Complex.

The Trust’s officers are elected annually by the Trustees for a one-year term. Certain officers also serve as officers of Janus Detroit Street Trust. Certain officers of the Portfolio may also be officers and/or directors of the Adviser. Except as otherwise disclosed, Portfolio officers receive no compensation from the Portfolio, except for the Portfolio’s Chief Compliance Officer, as authorized by the Trustees.

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Protective Life Dynamic Allocation Series - Growth Portfolio

Trustees and Officers (unaudited)

TRUSTEES
Name, Address, and Age	Positions Held with the Trust	Length of Time Served	Principal Occupations During the Past Five Years	Number of Portfolios/Funds in Fund Complex Overseen by Trustee*	Other Directorships Held by Trustee During the Past Five Years
Independent Trustees
Clifford J. Weber 151 Detroit Street Denver, CO 80206 DOB: 1963	Chairman Trustee	2/16-Present 2/16-Present	Owner, Financial Products Consulting Group LLC (consulting services to financial institutions) (since 2015).	15

Independent Trustee, Clough Funds Trust (investment company) (since 2015), Chairman, Clough Funds Trust (since 2017), Independent Trustee, Clough Global Dividend and Income Fund (closed-end fund) (since 2017), Independent Trustee, Clough Global Opportunities Fund (closed-end fund) (since 2017), Independent Trustee, Clough Global Equity Fund (closed-end fund) (since 2017), and Independent Trustee, Global X Funds (investment company) (since 2018). Formerly, Chairman, Elevation ETF Trust (investment company) (2016-2018) and Independent Trustee, Elevation ETF Trust (2016-2018).

28	DECEMBER 31, 2022

Protective Life Dynamic Allocation Series - Growth Portfolio

Trustees and Officers (unaudited)

TRUSTEES
Name, Address, and Age	Positions Held with the Trust	Length of Time Served	Principal Occupations During the Past Five Years	Number of Portfolios/Funds in Fund Complex Overseen by Trustee*	Other Directorships Held by Trustee During the Past Five Years
Independent Trustees
Maureen T. Upton 151 Detroit Street Denver, CO 80206 DOB: 1965	Trustee	2/16-Present	Principal, Maureen Upton Ltd. (consulting services to multinational companies) (since 2017).	15	Independent Director, ATAC Resources Ltd. (mineral exploration company) (since 2022).
Jeffrey B. Weeden 151 Detroit Street Denver, CO 80206 DOB: 1956	Trustee	2/16-Present	Senior Advisor, BayBoston Capital LP (investment fund in finance companies, banks and bank holdings companies) (since 2015).	15	Director, West Travis County Municipal Utility District No. 6. (municipal utility) (since 2020). Formerly, Director, State Farm Bank (banking) (2014-2021).
Interested Trustees
Carrie Benz** 151 Detroit Street Denver, CO 80206 DOB: 1975	Trustee	1/21 – Present	Global Investment COO (since 2023). Formerly, Global Head of Investment Services, Janus Henderson Investors (2017-2023).	15

* Each Trustee also serves as a trustee to the Janus Detroit Street Trust, which is an affiliated registered investment company comprised of eleven portfolios.

** Carrie Benz is an Interested Trustee because of her employment with Janus Henderson Investors.

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Protective Life Dynamic Allocation Series - Growth Portfolio

Trustees and Officers (unaudited)

OFFICERS
Name, Address, and Age	Positions Held with the Trust	Term of Office* and Length of Time Served	Principal Occupations During the Past Five Years
Nicholas Cherney 151 Detroit Street Denver, CO 80206 DOB: 1981	President and Chief Executive Officer	10/22-Present

Head of Exchange Traded Products at Janus Henderson Distributors US LLC, Janus Henderson Indices LLC, Velocity Shares Holdings Inc. (since 2019). Formerly, Senior Vice President, Janus Henderson Distributors US LLC, Janus Henderson Indices LLC (2015-2019), Janus Henderson Investors US LLC (2015-2017), and Velocity Shares Holdings Inc. (2014-2019).

Kristin Mariani 151 Detroit Street Denver, CO 80206 DOB: 1966	Vice President and Chief Compliance Officer	7/20-Present

Head of Compliance, North America at Janus Henderson Investors (since September 2020) and Chief Compliance Officer at Janus Henderson Investors US LLC (since September 2017). Formerly, Anti-Money Laundering Officer for the Trust and Janus Aspen Series (July 2020-December 2022), Global Head of Investment Management Compliance at Janus Henderson Investors (February 2019-August 2020).

Jesper Nergaard 151 Detroit Street Denver, CO 80206 DOB: 1962	Vice President, Chief Financial Officer, Treasurer, and Principal Accounting Officer	2/16-Present	Head of U.S. Fund Administration, Janus Henderson Investors and Janus Henderson Services US LLC.
Cara Owen 151 Detroit Street Denver, CO 80206 DOB: 1981	Vice President, Secretary and Chief Legal Officer	1/23-Present

Senior Legal Counsel of Janus Henderson Investors US LLC (since 2021). Formerly, Assistant Secretary of the Trust and Clayton Street Trust (2021-2023); Vice President and Principal Legal Counsel, ALPS Fund Services, Inc. (2019-2021) (fund administrator); Senior Counsel, Corporate & Investments, Great-West Life & Annuity Insurance Company (insurance company) (2014-2019).

30	DECEMBER 31, 2022

Protective Life Dynamic Allocation Series - Growth Portfolio

Trustees and Officers (unaudited)

OFFICERS
Name, Address, and Age	Positions Held with the Trust	Term of Office* and Length of Time Served	Principal Occupations During the Past Five Years
Ciaran Askin 151 Detroit Street Denver, CO 80206 DOB: 1978	Anti-Money Laundering Officer	1/23-Present	Global Head of Financial Crime, Janus Henderson Investors (since 2022). Formerly, Global Head of Financial Crime at Invesco Ltd. (2017-2022).
* Officers are elected at least annually by the Trustees for a one-year term and may also be elected from time to time by the Trustees for an interim period.

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Protective Life Dynamic Allocation Series - Growth Portfolio

Notes

NotesPage1

32	DECEMBER 31, 2022

Protective Life Dynamic Allocation Series - Growth Portfolio

Notes

NotesPage2

Clayton Street Trust	33

This report is submitted for the general information of shareholders of the Portfolio. It is not an offer or solicitation for the Portfolio and is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

Janus Henderson is a trademark of Janus Henderson Group plc or one of its subsidiaries. © Janus Henderson Group plc.

Protective Life Dynamic Allocation Series Portfolios are distributed by Janus Henderson Distributors US LLC and exclusively offered in connection with variable annuity contracts issued by Protective Life Insurance Company and its affiliates. Janus Henderson is not affiliated with Protective Life.

109-02-93065 03-23

ANNUAL REPORT December 31, 2022

Protective Life Dynamic Allocation Series - Moderate Portfolio

Clayton Street Trust

HIGHLIGHTS • Portfolio management perspective • Investment strategy behind your portfolio • Portfolio performance, characteristics and holdings

Protective Life Dynamic Allocation Series - Moderate Portfolio

Protective Life Dynamic Allocation Series - Moderate Portfolio (unaudited)

Zoey Zhu co-portfolio manager	Benjamin Wang co-portfolio manager	Scott M. Weiner co-portfolio manager

PERFORMANCE OVERVIEW

For the 12-month period ended December 31, 2022, the Protective Life Dynamic Allocation Series – Moderate Portfolio returned -17.60%. This compares with a return of -18.36% for its primary benchmark, the MSCI All Country World IndexSM, and -16.30% for its secondary benchmark, the Protective Life Moderate Allocation Index (our internally calculated blended benchmark of 65% MSCI All Country World Index and 35% Bloomberg U.S. Aggregate Bond Index).

MARKET ENVIRONMENT

Global financial markets lost considerable ground in 2022. The driving force was an acceleration of inflation that had initially been dismissed as “transitory.” Once it became apparent that inflation was reaching levels that could severely impact consumers’ purchasing power, monetary authorities were forced to pivot toward a hawkish stance by aggressively raising interest rates. The scale of rate hikes hit both bonds and equities, with the former reacting directly to monetary action and the latter pricing in both a slowing economy and higher discount rates’ impact on stock valuations.

PERFORMANCE DISCUSSION

The Portfolio outperformed its primary, all-equity benchmark but underperformed its secondary, blended benchmark. Proving most resilient within the Portfolio – though still generating losses in absolute terms – were Asia ex Japan equities along with an allocation toward shorter-duration global bonds. Most of the negative returns, however, were concentrated in the Portfolio’s allocation to the U.S. fixed income market and to large-cap U.S. equities. With respect to the former, the rise in interest rates across tenors – with inflation pushing up longer-dated yields and aggressive rate hikes impacting the front end of the yield curve – meant there was no place to hide from capital losses within the fixed income space. Large-cap U.S. stocks, meanwhile, faced the dual headwinds of higher discount rate impacting their valuation multiples and the rising expectation of higher rates weighing on economic growth.

Thank you for investing in Protective Life Dynamic Allocation Series – Moderate Portfolio.

Asset Allocation - (% of Net Assets)
Investment Companies	86.8%
Investments Purchased with Cash Collateral from Securities Lending	5.3%
Repurchase Agreements	2.5%
Other	5.4%
100.0%

Clayton Street Trust	1

Protective Life Dynamic Allocation Series - Moderate Portfolio (unaudited)

Performance

See important disclosures on the next page.

Average Annual Total Return - for the periods ended December 31, 2022				Prospectus Expense Ratios
	One Year	Five Year	Since Inception*	Total Annual Fund Operating Expenses‡	Net Annual Fund Operating Expenses‡
Protective Life Dynamic Allocation Series - Moderate Portfolio	-17.60%	0.38%	3.08%	0.92%	0.90%
MSCI All Country World Index	-18.36%	5.23%	8.68%
Protective Life Moderate Allocation Index	-16.30%	3.70%	5.97%
Morningstar Quartile - Class S Shares	4th	4th	4th
Morningstar Ranking - based on total returns for Insurance Allocation--50% to 70% Equity Funds	323/367	344/348	319/323

Returns quoted are past performance and do not guarantee future results; current performance may be lower or higher. Investment returns and principal value will vary; there may be a gain or loss when shares are sold. For the most recent month-end performance call 800.456.6330.

Net expense ratios reflect expense waivers, if any, contractually agreed to through at least May 1, 2023. See Financial Highlights for actual expense ratios during the reporting period.

Investing involves risk and it is possible to lose money by investing. Investment return and value will fluctuate in response to issuer, political, market and economic developments, which can affect a single issuer, issuers within an industry, economic sector or geographic region, or the market as a whole. Please see the prospectus for more information about risks, holdings and other details.

Performance of the Dynamic Allocation Series Portfolios depends on that of the underlying funds. They are subject to risk with respect to the aggregation of holdings of underlying funds which may result in increased volatility as a result of indirectly having concentrated assets in a particular industry, geographical sector or single company.

No assurance can be given that the investment strategy will be successful under all or any market conditions. Although it is designed to achieve the Portfolio’s investment objective, there is no guarantee that it will achieve the desired results. Because Janus Henderson Investors US LLC is the adviser to the Portfolio and to certain affiliated funds that may be held within the Portfolio, it is subject to certain potential conflicts of interest.

Returns do not reflect the deduction of fees, charges or expenses of any insurance product or qualified plan. If applied, returns would have been lower.

2	DECEMBER 31, 2022

Protective Life Dynamic Allocation Series - Moderate Portfolio (unaudited)

Performance

Returns include reinvestment of all dividends and distributions and do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemptions of Portfolio shares. The returns do not include adjustments in accordance with generally accepted accounting principles required at the period end for financial reporting purposes.

Certain expenses waived or reimbursed during the first three years of operation may be recovered within three years of such waiver or reimbursement amount, if the expense ratio falls below certain limits.

When an expense waiver is in effect, it may have a material effect on the total return, and therefore the ranking for the period.

© 2022 Morningstar, Inc. All Rights Reserved.

There is no assurance that the investment process will consistently lead to successful investing.

See Notes to Schedule of Investments and Other Information for index definitions.

Index performance does not reflect the expenses of managing a portfolio as an index is unmanaged and not available for direct investment.

See “Useful Information About Your Portfolio Report.”

*The Portfolio’s inception date – April 7, 2016

‡ As stated in the prospectus. See Financial Highlights for actual expense ratios during the reporting period.

Clayton Street Trust	3

Protective Life Dynamic Allocation Series - Moderate Portfolio (unaudited)

Expense Examples

As a shareholder of the Portfolio, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees; 12b-1 distribution and shareholder servicing fees; transfer agent fees and expenses payable pursuant to the Transfer Agency Agreement; and other Portfolio expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. The example is based upon an investment of $1,000 invested at the beginning of the period and held for the six-months indicated, unless noted otherwise in the table and footnotes below.

Actual Expenses

The information in the table under the heading “Actual” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during the period.

Hypothetical Example for Comparison Purposes

The information in the table under the heading “Hypothetical (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based upon the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. Additionally, for an analysis of the fees associated with an investment in the Portfolio or other similar funds, please visit www.finra.org/fundanalyzer.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as any charges at the separate account level or contract level. These fees are fully described in the Portfolio’s prospectus. Therefore, the hypothetical examples are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

	Actual			Hypothetical (5% return before expenses)
	Beginning Account Value (7/1/22)	Ending Account Value (12/31/22)	Expenses Paid During Period (7/1/22 - 12/31/22)†	Beginning Account Value (7/1/22)	Ending Account Value (12/31/22)	Expenses Paid During Period (7/1/22 - 12/31/22)†	Net Annualized Expense Ratio (7/1/22 - 12/31/22)
	$1,000.00	$943.20	$4.02	$1,000.00	$1,021.07	$4.18	0.82%
†

Expenses Paid During Period is equal to the Net Annualized Expense Ratio multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). Expenses in the examples include the effect of applicable fee waivers and/or expense reimbursements, if any. Had such waivers and/or reimbursements not been in effect, your expenses would have been higher. Please refer to the Notes to Financial Statements or the Portfolio’s prospectus for more information regarding waivers and/or reimbursements.

4	DECEMBER 31, 2022

Protective Life Dynamic Allocation Series - Moderate Portfolio

Schedule of Investments

December 31, 2022

Shares or Principal Amounts		Value
Investment Companies– 86.8%
Exchange-Traded Funds (ETFs) – 86.8%
Franklin FTSE Japan#	840,009	$20,193,816
Franklin FTSE United Kingdom#	1,811,789	41,453,732
Invesco NASDAQ 100	247,548	27,113,933
iShares Core U.S. Aggregate Bond	2,135,789	207,150,175
JPMorgan BetaBuilders Developed Asia ex-Japan	404,783	19,810,080
Vanguard FTSE Europe#	777,680	43,114,579
Vanguard S&P 500	317,864	111,678,338
Vanguard Small-Cap#	227,476	41,750,945
Total Investment Companies (cost $536,799,877)		512,265,598
Repurchase Agreements– 2.5%
ING Financial Markets LLC, Joint repurchase agreement, 4.2600%, dated 12/30/22, maturing 1/3/23 to be repurchased at $15,007,100 collateralized by $17,611,670 in U.S. Treasuries 0.2500% - 5.3750%, 6/15/24 - 5/15/52 with a value of $15,307,244((cost $15,000,000)	$15,000,000	15,000,000
Investments Purchased with Cash Collateral from Securities Lending– 5.3%
Investment Companies – 4.3%
Janus Henderson Cash Collateral Fund LLC, 4.1397%ºº,£	24,973,644	24,973,644
Time Deposits – 1.0%
Royal Bank of Canada, 4.3100%, 1/3/23	$6,004,781	6,004,781
Total Investments Purchased with Cash Collateral from Securities Lending (cost $30,978,425)		30,978,425
Total Investments (total cost $582,778,302) – 94.6%		558,244,023
Cash, Receivables and Other Assets, net of Liabilities – 5.4%		32,023,250
Net Assets – 100%		$590,267,273

See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.

Clayton Street Trust	5

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Schedule of Investments

December 31, 2022

Schedules of Affiliated Investments – (% of Net Assets)

	Dividend Income	Realized Gain/(Loss)	Change in Unrealized Appreciation/ Depreciation	Value at 12/31/22
Investment Companies - N/A
Exchange-Traded Funds (ETFs) - N/A
Janus Henderson Short Duration Income	$1,209,620	$(1,942,881)	$99,027	$-
Investments Purchased with Cash Collateral from Securities Lending - 4.3%
Investment Companies - 4.3%
Janus Henderson Cash Collateral Fund LLC, 4.1397%ºº	171,643∆	-	-	24,973,644
Total Affiliated Investments - 4.3%	$1,381,263	$(1,942,881)	$99,027	$24,973,644

	Value at 12/31/21	Purchases	Sales Proceeds	Value at 12/31/22
Investment Companies - N/A
Exchange-Traded Funds (ETFs) - N/A
Janus Henderson Short Duration Income	16,407,937	263,175,600	(277,739,683)	-
Investments Purchased with Cash Collateral from Securities Lending - 4.3%
Investment Companies - 4.3%
Janus Henderson Cash Collateral Fund LLC, 4.1397%ºº	2,313,077	768,562,498	(745,901,931)	24,973,644

Offsetting of Financial Assets and Derivative Assets

	Gross Amounts
	of Recognized	Offsetting Asset	Collateral
Counterparty	Assets	or Liability(a)	Pledged(b)	Net Amount

ING Financial Markets LLC	$15,000,000	$—	$(15,000,000)	$—
JPMorgan Chase Bank, National Association	30,115,186	—	(30,115,186)	—

Total	$45,115,186	$—	$(45,115,186)	$—
(a)

Represents the amount of assets or liabilities that could be offset with the same counterparty under master netting or similar agreements that management elects not to offset on the Statement of Assets and Liabilities.

(b)	Collateral pledged is limited to the net outstanding amount due to/from an individual counterparty. The actual collateral amounts pledged may exceed these amounts and may fluctuate in value.

See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.

6	DECEMBER 31, 2022

Protective Life Dynamic Allocation Series - Moderate Portfolio

Notes to Schedule of Investments and Other Information

MSCI All Country World IndexSM	MSCI All Country World IndexSM reflects the equity market performance of global developed and emerging markets.
Protective Life Moderate Allocation Index

Protective Life Moderate Allocation Index is an internally-calculated, hypothetical combination of total returns from the MSCI All Country World IndexSM (65%) and the Bloomberg U.S. Aggregate Bond Index (35%).

LLC	Limited Liability Company

ºº	Rate shown is the 7-day yield as of December 31, 2022.

#	Loaned security; a portion of the security is on loan at December 31, 2022.

£

The Portfolio may invest in certain securities that are considered affiliated companies. As defined by the Investment Company Act of 1940, as amended, an affiliated company is one in which the Portfolio owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control.

∆	Net of income paid to the securities lending agent and rebates paid to the borrowing counterparties.

The following is a summary of the inputs that were used to value the Portfolio’s investments in securities and other financial instruments as of December 31, 2022. See Notes to Financial Statements for more information.

Valuation Inputs Summary

		Level 2 -	Level 3 -
	Level 1 -	Other Significant	Significant
	Quoted Prices	Observable Inputs	Unobservable Inputs

Assets
Investments In Securities:
Investment Companies	$512,265,598	$-	$-
Repurchase Agreements	-	15,000,000	-
Investments Purchased with Cash Collateral from Securities Lending	-	30,978,425	-
Total Assets	$512,265,598	$45,978,425	$-

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Protective Life Dynamic Allocation Series - Moderate Portfolio

Statement of Assets and Liabilities

December 31, 2022

Assets:
Unaffiliated investments, at value (cost $542,804,658)(1)	$518,270,379
Affiliated investments, at value (cost $24,973,644)	24,973,644
Repurchase agreements, at value (cost $15,000,000)	15,000,000
Cash	27,435
Receivables:
Investments sold	64,548,810
Portfolio shares sold	13,301
Interest	7,100
Other assets	87,426
Total Assets	622,928,095
Liabilities:
Collateral for securities loaned (Note 2)	30,978,425
Payables:	—
Investments purchased	1,192,161
Advisory fees	213,296
12b-1 Distribution and shareholder servicing fees	133,556
Transfer agent fees and expenses	54,222
Professional fees	44,570
Trustees' fees and expenses	5,679
Affiliated portfolio administration fees payable	2,204
Portfolio shares repurchased	2,010
Custodian fees	1,095
Accrued expenses and other payables	33,604
Total Liabilities	32,660,822
Net Assets	$590,267,273
Net Assets Consist of:
Capital (par value and paid-in surplus)	$635,698,176
Total distributable earnings (loss)	(45,430,903)
Total Net Assets	$590,267,273
Net Assets	$590,267,273
Shares Outstanding, $0.001 Par Value (unlimited shares authorized)	52,269,228
Net Asset Value Per Share	$11.29

(1) Includes $30,115,186 of securities on loan. See Note 2 in Notes to Financial Statements.

See Notes to Financial Statements.

8	DECEMBER 31, 2022

Protective Life Dynamic Allocation Series - Moderate Portfolio

Statement of Operations

For the year ended December 31, 2022

Investment Income:
Dividends	$8,429,490
Interest	1,903,860
Dividends from affiliates	1,209,620
Affiliated securities lending income, net	171,643
Unaffiliated securities lending income, net	35,670
Total Investment Income	11,750,283
Expenses:
Advisory fees	2,142,945
12b-1 Distribution and shareholder servicing fees	1,339,341
Transfer agent administrative fees and expenses	535,736
Other transfer agent fees and expenses	2,981
Professional fees	134,818
Trustees’ fees and expenses	117,779
Affiliated portfolio administration fees	27,383
Custodian fees	6,691
Shareholder reports expense	6,237
Registration fees	12
Other expenses	138,303
Total Expenses	4,452,226
Add: Recoupment expense	58,947
Less: Excess Expense Reimbursement and Waivers	(167,844)
Net Expenses	4,343,329
Net Investment Income/(Loss)	7,406,954
Net Realized Gain/(Loss) on Investments:
Investments	(21,014,259)
Investments in affiliates	(1,942,881)
Total Net Realized Gain/(Loss) on Investments	(22,957,140)
Change in Unrealized Net Appreciation/Depreciation:
Investments	(86,352,092)
Investments in affiliates	99,027
Total Change in Unrealized Net Appreciation/Depreciation	(86,253,065)
Net Increase/(Decrease) in Net Assets Resulting from Operations	$(101,803,251)

See Notes to Financial Statements.

Clayton Street Trust	9

Protective Life Dynamic Allocation Series - Moderate Portfolio

Statements of Changes in Net Assets

	Year ended December 31, 2022	Year ended December 31, 2021

Operations:
Net investment income/(loss)	$7,406,954	$4,314,658
Net realized gain/(loss) on investments	(22,957,140)	19,125,203
Change in unrealized net appreciation/depreciation	(86,253,065)	23,518,862
Net Increase/(Decrease) in Net Assets Resulting from Operations	(101,803,251)	46,958,723
Dividends and Distributions to Shareholders:
Dividends and Distributions to Shareholders	(11,204,750)	(3,219,495)
Net Decrease from Dividends and Distributions to Shareholders	(11,204,750)	(3,219,495)
Capital Shares Transactions	172,398,791	195,771,537
Net Increase/(Decrease) in Net Assets	59,390,790	239,510,765
Net Assets:
Beginning of period	530,876,483	291,365,718
End of period	$590,267,273	$530,876,483

See Notes to Financial Statements.

10	DECEMBER 31, 2022

Protective Life Dynamic Allocation Series - Moderate Portfolio

Financial Highlights

For a share outstanding during the year ended December 31	2022	2021	2020	2019	2018
Net Asset Value, Beginning of Period	$13.99	$12.54	$12.45	$11.52	$11.94
Income/(Loss) from Investment Operations:
Net investment income/(loss)(1)	0.16	0.14	0.12	0.22	0.16
Net realized and unrealized gain/(loss)	(2.61)	1.40	0.11	0.99	(0.44)
Total from Investment Operations	(2.45)	1.54	0.23	1.21	(0.28)
Less Dividends and Distributions:
Dividends (from net investment income)	(0.12)	(0.09)	(0.13)	(0.17)	(0.14)
Distributions (from capital gains)	(0.13)	—	(0.01)	(0.11)	—(2)
Total Dividends and Distributions	(0.25)	(0.09)	(0.14)	(0.28)	(0.14)
Net Asset Value, End of Period	$11.29	$13.99	$12.54	$12.45	$11.52
Total Return*	(17.60)%	12.32%	2.01%	10.58%	(2.37)%
Net Assets, End of Period (in thousands)	$590,267	$530,876	$291,366	$200,568	$163,425
Average Net Assets for the Period (in thousands)	$535,401	$425,814	$209,741	$184,518	$143,135
Ratios to Average Net Assets**:
Ratio of Gross Expenses(3)	0.83%	0.85%	0.95%	1.00%	0.99%
Ratio of Net Expenses (After Waivers and Expense Offsets)(3)	0.81%	0.84%	0.82%	0.77%	0.77%
Ratio of Net Investment Income/(Loss)(3)	1.38%	1.01%	1.06%	1.86%	1.35%
Portfolio Turnover Rate	260%	35%	127%	158%	76%

* Total return includes adjustments in accordance with generally accepted accounting principles required at the year or period end and are not annualized for periods of less than one full year. Total return does not include fees, charges, or expenses imposed by the variable annuity contracts for which Clayton Street Trust serves as an underlying investment vehicle.

** Annualized for periods of less than one full year.

(1) Per share amounts are calculated based on average shares outstanding during the year or period.

(2) Less than $0.005 on a per share basis.

(3) Ratios do not include indirect expenses of the underlying funds and/or investment companies in which the Portfolio invests.

See Notes to Financial Statements.

Clayton Street Trust	11

Protective Life Dynamic Allocation Series - Moderate Portfolio

Notes to Financial Statements

1. Organization and Significant Accounting Policies

Protective Life Dynamic Allocation Series - Moderate Portfolio (the “Portfolio”) is a series of Clayton Street Trust (the “Trust”), which is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company, and therefore has applied the specialized accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946. The Portfolio operates as a “fund of funds,” meaning substantially all of the Portfolio’s assets may be invested in exchange-traded funds (the “underlying funds”). The Trust offers three portfolios with differing investment objectives and policies. The Portfolio seeks total return through growth of capital and income, balanced by capital preservation. The Portfolio is classified as diversified, as defined in the 1940 Act. Janus Henderson Investors US LLC is the investment adviser (the “Adviser”) to the Portfolio.

The Portfolio currently offers one class of shares. The shares are offered in connection with investment in and payments under variable annuity contracts issued exclusively by Protective Life Insurance Company and its affiliates ("Protective Life").

Shareholders, including participating insurance companies, as well as accounts, may from time to time own (beneficially or of record) a significant percentage of the Portfolio’s Shares and can be considered to “control” the Portfolio when that ownership exceeds 25% of the Portfolio’s assets (and which may differ from control as determined in accordance with United States of America generally accepted accounting principles ("US GAAP")).

Underlying Funds

During the period, the Portfolio invested in a dynamic portfolio of exchange-traded funds across seven different equity asset classes, as well as fixed-income investments, and a short duration allocation that may be comprised of cash, money market instruments and short duration exchange-traded funds. The equity asset classes are adjusted weekly based on market conditions pursuant to a proprietary, quantitative-based allocation program. Over the long term, and when fully invested, the Portfolio seeks to maintain an asset allocation of approximately 65% global equity investments and 35% fixed income investments. Additional details and descriptions of the investment objectives of each of the potential underlying funds are available in the Portfolio's prospectus.

The following accounting policies have been followed by the Portfolio and are in conformity with US GAAP.

Investment Valuation

Portfolio holdings are valued in accordance with policies and procedures established by the Adviser pursuant to
Rule 2a-5 under the 1940 Act and approved by and subject to the oversight of the Trustees (the “Valuation Procedures”). Equity securities, including shares of exchange-traded funds, traded on a domestic securities exchange are generally valued at readily available market quotations, which are (i) the official close prices or (ii) last sale prices on the primary market or exchange in which the securities trade. If such price is lacking for the trading period immediately preceding the time of determination, such securities are valued at their current bid price. Equity securities that are traded on a foreign exchange are generally valued at the closing prices on such markets. In the event that there is no current trading volume on a particular security in such foreign exchange, the bid price from the primary exchange is generally used to value the security. Foreign securities and currencies are converted to U.S. dollars using the current spot USD dollar exchange rate in effect at the close of the New York Stock Exchange (“NYSE”). The Portfolio will determine the market value of individual securities held by it by using prices provided by one or more approved professional pricing services or, as needed, by obtaining market quotations from independent broker-dealers. Most debt securities are valued in accordance with the evaluated bid price supplied by the Adviser-approved pricing service that is intended to reflect market value. The evaluated bid price supplied by the pricing service is an evaluation that may consider factors such as security prices, yields, maturities, and ratings. Certain short-term securities maturing within 60 days or less may be evaluated and valued on an amortized cost basis provided that the amortized cost determined approximates market value. Securities for which market quotations or evaluated prices are not readily available or deemed unreliable are valued at fair value determined in good faith by the Adviser pursuant to the Valuation Procedures. Circumstances in which fair valuation may be utilized include, but are not limited to: (i) a significant event that may affect the securities of a single issuer, such as a merger, bankruptcy, or significant issuer-specific development; (ii) an event that may affect an entire market, such as a natural disaster or significant governmental action; (iii) a nonsignificant event such as a market closing early or not opening, or a security trading halt; and (iv) pricing of a non-valued security and a restricted or nonpublic security. Special valuation considerations may apply with respect to “odd-lot” fixed-income transactions which, due to their small size, may receive evaluated prices by pricing

12	DECEMBER 31, 2022

Protective Life Dynamic Allocation Series - Moderate Portfolio

Notes to Financial Statements

services which reflect a large block trade and not what actually could be obtained for the odd-lot position. The valuation policies provide for the use of systematic fair valuation models provided by independent pricing services to value foreign equity securities in order to adjust for stale pricing, which may occur between the close of certain foreign exchanges and the close of the NYSE.

Valuation Inputs Summary

FASB ASC 820, Fair Value Measurements and Disclosures (“ASC 820”), defines fair value, establishes a framework for measuring fair value, and expands disclosure requirements regarding fair value measurements. This standard emphasizes that fair value is a market-based measurement that should be determined based on the assumptions that market participants would use in pricing an asset or liability and establishes a hierarchy that prioritizes inputs to valuation techniques used to measure fair value. These inputs are summarized into three broad levels:

Level 1 – Unadjusted quoted prices in active markets the Portfolio has the ability to access for identical assets or liabilities.

Level 2 – Observable inputs other than unadjusted quoted prices included in Level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Assets or liabilities categorized as Level 2 in the hierarchy generally include: debt securities fair valued in accordance with the evaluated bid or ask prices supplied by a pricing service; securities traded on OTC markets and listed securities for which no sales are reported that are fair valued at the latest bid price (or yield equivalent thereof) obtained from one or more dealers transacting in a market for such securities or by a pricing service approved by the Portfolio’s Trustees; and certain short-term debt securities with maturities of 60 days or less that are fair valued at amortized cost. Other securities that may be categorized as Level 2 in the hierarchy include, but are not limited to, preferred stocks, bank loans, swaps, investments in unregistered investment companies, options, and forward contracts.

Level 3 – Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing the Portfolio’s own assumptions about the assumptions that a market participant would use in valuing the asset or liability, and that would be based on the best information available.

The Portfolio classifies each of its investments in underlying funds as Level 1, without consideration as to the classification level of the specific investments held by the underlying funds. There have been no significant changes in valuation techniques used in valuing any such positions held by the Portfolio since the beginning of the fiscal year.

The inputs or methodology used for fair valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of inputs used as of December 31, 2022 to fair value the Portfolio’s investments in securities and other financial instruments is included in the “Valuation Inputs Summary” in the Notes to Schedule of Investments and Other Information.

Investment Transactions and Investment Income

Investment transactions are accounted for as of the date purchased or sold (trade date). Dividend income is recorded on the ex-dividend date. Certain dividends from foreign securities held by the underlying funds will be recorded as soon as the Portfolio is informed of the dividend, if such information is obtained subsequent to the ex-dividend date. Dividends from foreign securities may be subject to withholding taxes in foreign jurisdictions. Non-cash dividends, if any, are recorded on the ex-dividend date at fair value. Any distributions from the underlying funds are recorded in accordance with the character of the distributions as designated by the underlying funds. Interest income is recorded daily on the accrual basis and includes amortization of premiums and accretion of discounts. The Portfolio classifies gains and losses on prepayments received as an adjustment to interest income. Debt securities may be placed in non-accrual status and related interest income may be reduced by stopping current accruals and writing off interest receivables when collection of all or a portion of interest has become doubtful. Gains and losses are determined on the identified cost basis, which is the same basis used for federal income tax purposes.

Expenses

The Portfolio bears expenses incurred specifically on its behalf. Additionally, the Portfolio, as a shareholder in the underlying funds, will also indirectly bear its pro rata share of the expenses incurred by the underlying funds.

Clayton Street Trust	13

Protective Life Dynamic Allocation Series - Moderate Portfolio

Notes to Financial Statements

Estimates

The preparation of financial statements in conformity with US GAAP requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

Indemnifications

In the normal course of business, the Portfolio may enter into contracts that contain provisions for indemnification of other parties against certain potential liabilities. The Portfolio’s maximum exposure under these arrangements is unknown, and would involve future claims that may be made against the Portfolio that have not yet occurred. Currently, the risk of material loss from such claims is considered remote.

Dividends and Distributions

The Portfolio may make semiannual distributions of substantially all of its investment income and an annual distribution of its net realized capital gains (if any).

Federal Income Taxes

The Portfolio intends to continue to qualify as a regulated investment company and distribute all of its taxable income in accordance with the requirements of Subchapter M of the Internal Revenue Code. Management has analyzed the Portfolio’s tax positions taken for all open federal income tax years, generally a three-year period, and has concluded that no provision for federal income tax is required in the Portfolio’s financial statements. The Portfolio is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

2. Other Investments and Strategies

Additional Investment Risk

The U.S. government and the Federal Reserve, as well as certain foreign governments and central banks, have taken extraordinary actions to support local and global economies and the financial markets in response to the COVID-19 pandemic. This and other government intervention into the economy and financial markets to address the COVID-19 pandemic may not work as intended, particularly if the efforts are perceived by investors as being unlikely to achieve the desired results. Government actions to mitigate the economic impact of the pandemic have resulted in a large expansion of government deficits and debt, the long term consequences of which are not known. The COVID-19 pandemic could adversely affect the value and liquidity of a Portfolio’s investments, impair a Portfolio’s ability to satisfy redemption requests, and negatively impact a Portfolio’s performance. In addition, the outbreak of COVID-19, and measures taken to mitigate its effects, could result in disruptions to the services provided to a Portfolio by its service providers.

Widespread disease, including pandemics and epidemics, and natural or environmental disasters, including those which may be attributable to global climate change, such as earthquakes, fires, floods, hurricanes, tsunamis and weather-related phenomena generally, have been and can be highly disruptive to economies and markets, adversely impacting individual companies, sectors, industries, markets, currencies, interest and inflation rates, credit ratings, investor sentiment, and other factors affecting the value of a Portfolio’s investments. Economies and financial markets throughout the world have become increasingly interconnected, which increases the likelihood that events or conditions in one region or country will adversely affect markets or issuers in other regions or countries, including the United States. These disruptions could prevent a Portfolio from executing advantageous investment decisions in a timely manner and negatively impact a Portfolio’s ability to achieve its investment objective(s). Any such event(s) could have a significant adverse impact on the value of a Portfolio. In addition, these disruptions could also impair the information technology and other operational systems upon which the Portfolio’s service providers, including the Adviser or the subadviser (as applicable), rely, and could otherwise disrupt the ability of employees of the Portfolio’s service providers to perform essential tasks on behalf of the Portfolio. Adverse weather conditions may also have a particularly significant negative effect on issuers in the agricultural sector and on insurance and reinsurance companies that insure or reinsure against the impact of natural disasters.

A number of countries in the European Union (the “EU”) have experienced, and may continue to experience, severe economic and financial difficulties. In particular, many EU nations are susceptible to economic risks associated with high levels of debt. Many non-governmental issuers, and even certain governments, have defaulted on, or been forced to restructure, their debts. Many other issuers have faced difficulties obtaining credit or refinancing existing obligations.

14	DECEMBER 31, 2022

Protective Life Dynamic Allocation Series - Moderate Portfolio

Notes to Financial Statements

Financial institutions have in many cases required government or central bank support, have needed to raise capital, and/or have been impaired in their ability to extend credit. As a result, financial markets in the EU have experienced extreme volatility and declines in asset values and liquidity. These difficulties may continue, worsen, or spread further within the EU. Responses to these financial problems by European governments, central banks, and others, including austerity measures and reforms, may not work, may result in social unrest, and may limit future growth and economic recovery or have other unintended consequences. Among other things, these developments have adversely affected the value and exchange rate of the euro and pound sterling, and may continue to significantly affect the economies of all EU countries, which in turn may have a material adverse effect on the Portfolio’s investments in such countries, other countries that depend on EU countries for significant amounts of trade or investment, or issuers with exposure to debt issued by certain EU countries.

Exchange-Traded Funds

ETFs are typically open-end investment companies, which may be actively managed or passively managed. Passively managed ETFs generally seek to track the performance of a specific index. ETFs are traded on a national securities exchange at market prices that may vary from the net asset value per share (“NAV”) of their underlying investments. Accordingly, there may be times when an ETF trades at a premium or discount to its NAV. As a result, the Portfolio may pay more or less than NAV when it buys ETF shares, and may receive more or less than NAV when it sells those shares. ETFs also involve the risk that an active trading market for an ETF’s shares may not develop or be maintained. Similarly, because the value of ETF shares depends on the demand in the market, the Portfolio may not be able to purchase or sell an ETF at the most optimal time, which could adversely affect the Portfolio’s performance. In addition, ETFs that track particular indices may be unable to match the performance of such underlying indices due to the temporary unavailability of certain index securities in the secondary market or other factors, such as discrepancies with respect to the weighting of securities.

Repurchase Agreements

The Portfolio and other funds advised by the Adviser or its affiliates may transfer daily uninvested cash balances into one or more joint trading accounts. Assets in the joint trading accounts are invested in money market instruments and the proceeds are allocated to the participating funds on a pro rata basis.

Repurchase agreements held by the Portfolio are fully collateralized, and such collateral is in the possession of the Portfolio’s custodian or, for tri-party agreements, the custodian designated by the agreement. The collateral is evaluated daily to ensure its market value exceeds the current market value of the repurchase agreements, including accrued interest. In the event of default on the obligation to repurchase, the Portfolio has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. In the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral or proceeds may be subject to legal proceedings.

Counterparties

Portfolio transactions involving a counterparty are subject to the risk that the counterparty or a third party will not fulfill its obligation to the Portfolio (“counterparty risk”). Counterparty risk may arise because of the counterparty’s financial condition (i.e., financial difficulties, bankruptcy, or insolvency), market activities and developments, or other reasons, whether foreseen or not. A counterparty’s inability to fulfill its obligation may result in significant financial loss to the Portfolio. The Portfolio may be unable to recover its investment from the counterparty or may obtain a limited recovery, and/or recovery may be delayed. The extent of the Portfolio’s exposure to counterparty risk with respect to financial assets and liabilities approximates its carrying value. See the "Offsetting Assets and Liabilities" section of this Note for further details.

The Portfolio may be exposed to counterparty risk through its investments in certain securities, including, but not limited to, repurchase agreements and debt securities. The Portfolio intends to enter into financial transactions with counterparties that the Adviser believes to be creditworthy at the time of the transaction. There is always the risk that the Adviser’s analysis of a counterparty’s creditworthiness is incorrect or may change due to market conditions. To the extent that the Portfolio focuses its transactions with a limited number of counterparties, it will have greater exposure to the risks associated with one or more counterparties.

Securities Lending

Under procedures adopted by the Trustees, the Portfolio may seek to earn additional income by lending securities to certain qualified broker-dealers and institutions. JPMorgan Chase Bank, National Association acts as securities lending agent and a limited purpose custodian or subcustodian to receive and disburse cash balances and cash collateral, hold

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Notes to Financial Statements

short-term investments, hold collateral, and perform other custodial functions in accordance with the Non-Custodial Securities Lending Agreement. For financial reporting purposes, the Portfolio does not offset financial instruments’ payables and receivables and related collateral on the Statement of Assets and Liabilities. The Portfolio may lend portfolio securities in an amount equal to up to 1/3 of its total assets as determined at the time of the loan origination. There is the risk of delay in recovering a loaned security or the risk of loss in collateral rights if the borrower fails financially. In addition, the Adviser makes efforts to balance the benefits and risks from granting such loans. All loans will be continuously secured by collateral which may consist of cash, U.S. Government securities, domestic and foreign short-term debt instruments, letters of credit, time deposits, repurchase agreements, money market mutual funds or other money market accounts, or such other collateral as permitted by the SEC. If the Portfolio is unable to recover a security on loan, the Portfolio may use the collateral to purchase replacement securities in the market. There is a risk that the value of the collateral could decrease below the cost of the replacement security by the time the replacement investment is made, resulting in a loss to the Portfolio. In certain circumstances individual loan transactions could yield negative returns.

Upon receipt of cash collateral, the Adviser may invest it in affiliated or non-affiliated cash management vehicles, whether registered or unregistered entities, as permitted by the 1940 Act and rules promulgated thereunder. The Adviser currently intends to primarily invest the cash collateral in a cash management vehicle for which the Adviser serves as investment adviser, Janus Henderson Cash Collateral Fund LLC, or in time deposits. An investment in Janus Henderson Cash Collateral Fund LLC is generally subject to the same risks that shareholders experience when investing in similarly structured vehicles, such as the potential for significant fluctuations in assets as a result of the purchase and redemption activity of the securities lending program, a decline in the value of the collateral, and possible liquidity issues. Such risks may delay the return of the cash collateral and cause the Portfolio to violate its agreement to return the cash collateral to a borrower in a timely manner. As adviser to the Portfolio and Janus Henderson Cash Collateral Fund LLC, the Adviser has an inherent conflict of interest as a result of its fiduciary duties to both the Portfolio and Janus Henderson Cash Collateral Fund LLC. Additionally, the Adviser receives an investment advisory fee of 0.05% for managing Janus Henderson Cash Collateral Fund LLC and therefore may have an incentive to allocate collateral to the Janus Henderson Cash Collateral Fund LLC rather than to other collateral management options for which the Adviser does not receive compensation.

The value of the collateral must be at least 102% of the market value of the loaned securities that are denominated in U.S. dollars and 105% of the market value of the loaned securities that are not denominated in U.S. dollars. Loaned securities and related collateral are marked-to-market each business day based upon the market value of the loaned securities at the close of business, employing the most recent available pricing information. Collateral levels are then adjusted based on this mark-to-market evaluation. Additional required collateral, or excess collateral returned, is delivered on the next business day. Therefore, the value of the collateral held may be temporarily less than 102% or 105% value of the securities on loan. The cash collateral invested by the Adviser is disclosed in the Schedule of Investments (if applicable).

Income earned from the investment of the cash collateral, net of rebates paid to, or fees paid by, borrowers and less the fees paid to the lending agent are included as “Affiliated securities lending income, net” on the Statement of Operations. As of December 31, 2022, securities lending transactions accounted for as secured borrowings with an overnight and continuous contractual maturity are $30,115,186. Gross amounts of recognized liabilities for securities lending (collateral received) as of December 31, 2022 is $30,978,425, resulting in the net amount due to the counterparty of $863,239.

Offsetting Assets and Liabilities

The Portfolio presents gross and net information about transactions that are either offset in the financial statements or subject to an enforceable master netting arrangement or similar agreement with a designated counterparty, regardless of whether the transactions are actually offset in the Statement of Assets and Liabilities.

The Offsetting Assets and Liabilities table located in the Schedule of Investments presents gross amounts of recognized assets and/or liabilities and the net amounts after deducting collateral that has been pledged by counterparties or has been pledged to counterparties (if applicable). For corresponding information grouped by type of instrument, see the Portfolio's Schedule of Investments.

All repurchase agreements are transacted under legally enforceable master repurchase agreements that give the Portfolio, in the event of default by the counterparty, the right to liquidate securities held and to offset receivables and

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Notes to Financial Statements

payables with the counterparty. For financial reporting purposes, the Portfolio does not offset financial instruments' payables and receivables and related collateral on the Statement of Assets and Liabilities. Repurchase agreements held by the Portfolio are fully collateralized, and such collateral is in the possession of the Portfolio’s custodian or, for tri-party agreements, the custodian designated by the agreement. The collateral is evaluated daily to ensure its market value exceeds the current market value of the repurchase agreements, including accrued interest.

3. Investment Advisory Agreements and Other Transactions with Affiliates

The Portfolio pays the Adviser an investment advisory fee which is calculated daily and paid monthly. The Portfolio’s contractual investment advisory fee rate (expressed as an annual rate) is 0.40% of its average daily net assets.

The Adviser has contractually agreed to waive the advisory fee and/or reimburse operating expenses to the extent that the Portfolio’s normal operating expenses excluding the 12b-1 distribution and shareholder servicing fees, administrative services fees payable pursuant to the Transfer Agency Agreement, brokerage commissions, interest, dividends, taxes and extraordinary expenses, exceed the annual rate of 0.55% of the Portfolio’s average daily net assets. The Adviser has agreed to continue the waivers until at least May 1, 2023. If applicable, amounts reimbursed to the Portfolio by the Adviser are disclosed as “Excess Expense Reimbursement and Waivers” on the Statement of Operations.

The Adviser may recover from the Portfolio fees and expenses previously waived or reimbursed during the period beginning with the Portfolio’s commencement of operations and ending on the third anniversary of the commencement of operations (“Recoupment Period”). The Recoupment Period closed on April 7, 2019. The Adviser may elect to recoup such amounts only if: (i) recoupment is obtained within three years from the date an amount is waived or reimbursed to the Portfolio (“Recoupment Deadline”), and (ii) the Portfolio’s expense ratio at the time of recoupment, inclusive of the recoupment amounts, does not exceed the expense limit at the time of waiver or at the time of recoupment. If applicable, this amount is disclosed as “Recoupment expense” on the Statement of Operations. Prior to the Recoupment Deadline, the aggregate amount of recoupment that may potentially be made to the Adviser is $58,947. Prior to the Recoupment Deadline, the aggregate amount of recoupment to be made by the Portfolio to the Adviser relating to prior fiscal periods was $58,947.

The Adviser has also contractually agreed to waive and/or reimburse a portion of the Portfolio's management fee in an amount equal to the management fee it earns as an investment adviser to any of the affiliated registered mutual funds (including exchange traded funds) in which the Portfolio invests. The Adviser has agreed to continue the waiver through May 1, 2023. The Adviser may not recover amounts previously waived or reimbursed under this agreement. During the period ended December 31, 2022, the Adviser waived $167,844 of the Portfolio’s management fee, attributable to the Portfolio’s investment in the Janus Henderson Short Duration Income ETF.

The Adviser serves as administrator to the Portfolio pursuant to an administration agreement between the Adviser and the Trust. Under the administration agreement, the Adviser is authorized to perform, or cause others to perform certain administration, compliance, and accounting services to the Portfolio, including providing office space for the Portfolio, and is reimbursed by the Portfolio for certain of its costs in providing these services (to the extent the Adviser seeks reimbursement and such costs are not otherwise waived). In addition, employees of the Adviser and/or its affiliates may serve as officers of the Trust. The Portfolio pays for some or all of the salaries, fees, and expenses of the Adviser employees and Portfolio officers, with respect to certain specified administration functions they perform on behalf of the Portfolio. The Portfolio pays these costs based on out-of-pocket expenses incurred by the Adviser, and these costs are separate and apart from advisory fees and other expenses paid in connection with the investment advisory services the Adviser provides to the Portfolio. These amounts are disclosed as “Affiliated Portfolio administration fees” on the Statement of Operations. In addition, some expenses related to compensation payable to the Portfolio’s Chief Compliance Officer and certain compliance staff, all of whom are employees of the Adviser and/or its affiliates are shared with the Portfolio. Total compensation of $73,116 was paid to the Chief Compliance Officer and certain compliance staff by the Trust during the year ended December 31, 2022. The Portfolio's portion is reported as part of “Other expenses” on the Statement of Operations.

Janus Henderson Services US LLC (the “Transfer Agent”), a wholly-owned subsidiary of the Adviser, is the Portfolio’s transfer agent. The Transfer Agent provides or arranges for the provision of shareholder services including, but not limited to, recordkeeping, subaccounting, answering inquiries regarding accounts, order processing, transaction confirmations, the mailing of prospectuses and shareholder reports, and other shareholder services provided to or on

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Notes to Financial Statements

behalf of shareholders. These amounts are disclosed as “Transfer agent administrative fees and expenses” on the Statement of Operations.

The Transfer Agent receives an administrative services fee at an annual rate of 0.10% of the Portfolio’s average daily net assets for providing, or arranging for the provision by Protective Life of administrative services. The Transfer Agent expects to use this entire fee to compensate Protective Life for providing these services to its customers who invest in the Portfolio. These amounts are disclosed as “Transfer agent administrative fees and expenses” on the Statement of Operations.

Shareholder Services provided by Protective Life may include, but are not limited to, recordkeeping, subaccounting, order processing, providing order confirmations, periodic statements, forwarding prospectuses, shareholder reports, and other materials to existing contract holders, answering inquiries regarding accounts, and other administrative services. Order processing includes the submission of transactions through the National Securities Clearing Corporation (“NSCC”) or similar systems, or those processed on a manual basis with the Adviser.

Under a distribution and shareholder servicing plan (the "Plan") adopted in accordance with Rule 12b-1 under the 1940 Act, the Portfolio may pay the Trust's distributor, Janus Henderson Distributors US LLC (the “Distributor”), a wholly-owned subsidiary of the Adviser, a fee at an annual rate of up to 0.25% of the average daily net assets of the Portfolio. Under the terms of the Plan, the Trust is authorized to make payments to the Distributor for remittance to Protective Life or other intermediaries as compensation for distribution and/or shareholder services performed by Protective Life or its agents, or by such intermediary. Amounts that have been paid are disclosed as “12b-1 Distribution and shareholder servicing fees” on the Statement of Operations.

Any purchases and sales, realized gains/losses and recorded dividends from affiliated investments during the year ended December 31, 2022 can be found in the “Schedules of Affiliated Investments” located in the Schedule of Investments.

The Portfolio is permitted to purchase or sell securities (“cross-trade”) between itself and other funds or accounts managed by the Adviser in accordance with Rule 17a-7 under the Investment Company Act of 1940 (“Rule 17a-7”), when the transaction is consistent with the investment objectives and policies of the Portfolio and in accordance with the Internal Cross Trade Procedures adopted and amended by the Trust’s Board of Trustees. These procedures have been designed to ensure that any cross-trade of securities by the Portfolio from or to another fund or account that is or could be considered an affiliate of the Portfolio under certain limited circumstances by virtue of having a common investment adviser, common Officer, or common Trustee complies with Rule 17a-7. Under these procedures, each cross-trade is effected at the current market price to save costs where allowed. During the year ended December 31, 2022, the Portfolio engaged in cross trades amounting to $6,485,985 in purchases and $1,083,571 in sales, resulting in a net realized loss of $24,395. The net realized loss is included within the “Net Realized Gain/(Loss) on Investments” section of the Portfolio’s Statement of Operations.

4. Federal Income Tax

The tax components of capital shown in the table below represent: (1) distribution requirements the Portfolio must satisfy under the income tax regulations; (2) losses or deductions the Portfolio may be able to offset against income and gains realized in future years; and (3) unrealized appreciation or depreciation of investments for federal income tax purposes.

Other book to tax differences primarily consist of deferred compensation. The Portfolio has elected to treat gains and losses on forward foreign currency contracts as capital gains and losses, if applicable. Other foreign currency gains and losses on debt instruments are treated as ordinary income for federal income tax purposes pursuant to Section 988 of the Internal Revenue Code.

				Other Book	Net Tax
Undistributed Ordinary Income	Undistributed Long-Term Gains	Accumulated Capital Losses	Loss Deferrals	to Tax Differences	Appreciation/ (Depreciation)
$ 3,899,548	$ -	$ (8,985,896)	$ -	$ -	$(40,344,555)

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Notes to Financial Statements

Accumulated capital losses noted below represent net capital loss carryovers, as of December 31, 2022, that may be available to offset future realized capital gains and thereby reduce future taxable gains distributions. The following table shows these capital loss carryovers.

Capital Loss Carryover Schedule
For the year ended December 31, 2022
No Expiration
Short-Term	Long-Term	Accumulated Capital Losses
$(8,985,896)	$ -	$ (8,985,896)

The aggregate cost of investments and the composition of unrealized appreciation and depreciation of investment securities for federal income tax purposes as of December 31, 2022 are noted below. The primary difference between book and tax appreciation or depreciation of investments are wash sale loss deferrals and investments in partnerships.

Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Tax Appreciation/ (Depreciation)
$ 598,588,578	$ 3,712,715	$(44,057,270)	$ (40,344,555)

Income and capital gains distributions are determined in accordance with income tax regulations that may differ from US GAAP. These differences are due to differing treatments for items such as net short-term gains, deferral of wash sale losses, and capital loss carryovers. Certain permanent differences such as tax returns of capital and net investment losses noted below have been reclassified to capital.

For the year ended December 31, 2022
Distributions
From Ordinary Income	From Long-Term Capital Gains	Tax Return of Capital	Net Investment Loss
$ 5,832,443	$ 5,372,307	$ -	$ -

For the year ended December 31, 2021
Distributions
From Ordinary Income	From Long-Term Capital Gains	Tax Return of Capital	Net Investment Loss
$ 3,219,495	$ -	$ -	$ -

Permanent book to tax basis differences may result in reclassifications between the components of net assets. These differences have no impact on the results of operations or net assets.

5. Capital Share Transactions

	Year ended December 31, 2022		Year ended December 31, 2021
	Shares	Amount	Shares	Amount

Shares sold	13,849,535	$167,013,441	14,558,669	$193,461,137
Reinvested dividends and distributions	943,405	11,204,750	235,458	3,219,495
Shares repurchased	(482,314)	(5,819,400)	(66,387)	(909,095)
Net Increase/(Decrease)	14,310,626	$172,398,791	14,727,740	$195,771,537

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Notes to Financial Statements

6. Purchases and Sales of Investment Securities

For the year ended December 31, 2022, the aggregate cost of purchases and proceeds from sales of investment securities (excluding any short-term securities, short-term options contracts, TBAs, and in-kind transactions, as applicable) was as follows:

Purchases of Securities	Proceeds from Sales of Securities	Purchases of Long- Term U.S. Government Obligations	Proceeds from Sales of Long-Term U.S. Government Obligations
$ 1,248,448,163	$ 1,157,519,782	$ -	$ -

7. Subsequent Event

Management has evaluated whether any events or transactions occurred subsequent to December 31, 2022 and through the date of issuance of the Portfolio’s financial statements and determined that there were no material events or transactions that would require recognition or disclosure in the Portfolio’s financial statements.

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Report of Independent Registered Public Accounting Firm

To the Board of Trustees of Clayton Street Trust and Shareholders of Protective Life Dynamic Allocation Series - Moderate Portfolio

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Protective Life Dynamic Allocation Series - Moderate Portfolio (one of the portfolios constituting Clayton Street Trust, referred to hereafter as the "Portfolio") as of December 31, 2022, the related statement of operations for the year ended December 31, 2022, the statements of changes in net assets for each of the two years in the period ended December 31, 2022, including the related notes, and the financial highlights for each of the five years in the period ended December 31, 2022 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Portfolio as of December 31, 2022, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended December 31, 2022 and the financial highlights for each of the five years in the period ended December 31, 2022 in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Portfolio’s management. Our responsibility is to express an opinion on the Portfolio’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Portfolio in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of December 31, 2022 by correspondence with the custodian, transfer agent, and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

Denver, Colorado
February 15, 2023

We have served as the auditor of one or more investment companies in Janus Henderson Funds since 1990.

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Additional Information (unaudited)

Proxy Voting Policies and Voting Record

Information regarding how the Portfolio voted proxies related to portfolio securities during the most recent 12-month period ended June 30th and a description of the policies and procedures that the Portfolio uses to determine how to vote proxies relating to its portfolio securities is available without charge: (i) upon request, by calling 1-800-525-0020 (toll free); (ii) on the Portfolio’s website at janushenderson.com/proxyvoting; and (iii) on the SEC’s website at http://www.sec.gov.

Portfolio Holdings

The Portfolio files its complete portfolio holdings (schedule of investments) with the SEC as an exhibit to Form N-PORT within 60 days of the end of the first and third fiscal quarters, and in the annual report and semiannual report to shareholders. The Portfolio’s Form N-PORT filings and annual and semiannual reports: (i) are available on the SEC’s website at http://www.sec.gov; and (ii) are available without charge, upon request, by calling a Janus Henderson representative at 1-877-335-2687 (toll free).

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Useful Information About Your Portfolio Report (unaudited)

Management Commentary

The Management Commentary in this report includes valuable insight as well as statistical information to help you understand how your Portfolio’s performance and characteristics stack up against those of comparable indices.

If the Portfolio invests in foreign securities, this report may include information about country exposure. Country exposure is based primarily on the country of risk. A company may be allocated to a country based on other factors such as location of the company’s principal office, the location of the principal trading market for the company’s securities, or the country where a majority of the company’s revenues are derived.

Please keep in mind that the opinions expressed in the Management Commentary are just that: opinions. They are a reflection based on best judgment at the time this report was compiled, which was December 31, 2022. As the investing environment changes, so could opinions. These views are unique and are not necessarily shared by fellow employees or by Janus Henderson in general.

Performance Overviews

Performance overview graphs compare the performance of a hypothetical $10,000 investment in the Portfolio with one or more widely used market indices. When comparing the performance of the Portfolio with an index, keep in mind that market indices are not available for investment and do not reflect deduction of expenses.

Average annual total returns are quoted for a Portfolio with more than one year of performance history. Average annual total return is calculated by taking the growth or decline in value of an investment over a period of time, including reinvestment of dividends and distributions, then calculating the annual compounded percentage rate that would have produced the same result had the rate of growth been constant throughout the period. Average annual total return does not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemptions of Portfolio shares.

Cumulative total returns are quoted for a Portfolio with less than one year of performance history. Cumulative total return is the growth or decline in value of an investment over time, independent of the period of time involved. Cumulative total return does not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemptions of Portfolio shares.

Pursuant to federal securities rules, expense ratios shown in the performance chart reflect subsidized (if applicable) and unsubsidized ratios. The total annual fund operating expenses ratio is gross of any fee waivers, reflecting the Portfolio’s unsubsidized expense ratio. The net annual fund operating expenses ratio (if applicable) includes contractual waivers of the Adviser and reflects the Portfolio’s subsidized expense ratio. Ratios may be higher or lower than those shown in the “Financial Highlights” in this report.

Schedule of Investments

Following the performance overview section is the Portfolio’s Schedule of Investments. This schedule reports the types of securities held in the Portfolio on the last day of the reporting period. Securities are usually listed by type (common stock, corporate bonds, U.S. Government obligations, etc.) and by industry classification (banking, communications, insurance, etc.). Holdings are subject to change without notice.

The value of each security is quoted as of the last day of the reporting period. The value of securities denominated in foreign currencies is converted into U.S. dollars.

If the Portfolio invests in foreign securities, it will also provide a summary of investments by country. This summary reports the Portfolio exposure to different countries by providing the percentage of securities invested in each country. The country of each security represents the country of risk. The Portfolio’s Schedule of Investments relies upon the industry group and country classifications published by Bloomberg and/or MSCI Inc.

Tables listing details of individual forward currency contracts, futures, written options, swaptions, and swaps follow the Portfolio’s Schedule of Investments (if applicable).

Statement of Assets and Liabilities

This statement is often referred to as the “balance sheet.” It lists the assets and liabilities of the Portfolio on the last day of the reporting period.

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Useful Information About Your Portfolio Report (unaudited)

The Portfolio’s assets are calculated by adding the value of the securities owned, the receivable for securities sold but not yet settled, the receivable for dividends declared but not yet received on securities owned, and the receivable for Portfolio shares sold to investors but not yet settled. The Portfolio’s liabilities include payables for securities purchased but not yet settled, Portfolio shares redeemed but not yet paid, and expenses owed but not yet paid. Additionally, there may be other assets and liabilities such as unrealized gain or loss on forward currency contracts.

The section entitled “Net Assets Consist of” breaks down the components of the Portfolio’s net assets. Because the Portfolio must distribute substantially all earnings, you will notice that a significant portion of net assets is shareholder capital.

The last section of this statement reports the net asset value (“NAV”) per share on the last day of the reporting period. The NAV is calculated by dividing the Portfolio’s net assets for each share class (assets minus liabilities) by the number of shares outstanding.

Statement of Operations

This statement details the Portfolio’s income, expenses, realized gains and losses on securities and currency transactions, and changes in unrealized appreciation or depreciation of Portfolio holdings.

The first section in this statement, entitled “Investment Income,” reports the dividends earned from securities and interest earned from interest-bearing securities in the Portfolio.

The next section reports the expenses incurred by the Portfolio, including the advisory fee paid to the investment adviser, transfer agent fees and expenses, and printing and postage for mailing statements, financial reports and prospectuses. Expense offsets and expense reimbursements, if any, are also shown.

The last section lists the amounts of realized gains or losses from investment and foreign currency transactions, and changes in unrealized appreciation or depreciation of investments and foreign currency-denominated assets and liabilities. The Portfolio will realize a gain (or loss) when it sells its position in a particular security. A change in unrealized gain (or loss) refers to the change in net appreciation or depreciation of the Portfolio during the reporting period. “Net Realized and Unrealized Gain/(Loss) on Investments” is affected both by changes in the market value of Portfolio holdings and by gains (or losses) realized during the reporting period.

Statements of Changes in Net Assets

These statements report the increase or decrease in the Portfolio’s net assets during the reporting period. Changes in the Portfolio’s net assets are attributable to investment operations, dividends and distributions to investors, and capital share transactions. This is important to investors because it shows exactly what caused the Portfolio’s net asset size to change during the period.

The first section summarizes the information from the Statement of Operations regarding changes in net assets due to the Portfolio’s investment operations. The Portfolio’s net assets may also change as a result of dividend and capital gains distributions to investors. If investors receive their dividends and/or distributions in cash, money is taken out of the Portfolio to pay the dividend and/or distribution. If investors reinvest their dividends and/or distributions, the Portfolio’s net assets will not be affected.

The reinvestment of dividends and distributions is included under “Capital Share Transactions.” “Capital Shares” refers to the money investors contribute to the Portfolio through purchases or withdrawals via redemptions. The Portfolio’s net assets will increase and decrease in value as investors purchase and redeem shares from the Portfolio.

Financial Highlights

This schedule provides a per-share breakdown of the components that affect the Portfolio’s NAV for current and past reporting periods as well as total return, asset size, ratios, and portfolio turnover rate.

The first line in the table reflects the NAV per share at the beginning of the reporting period. The next line reports the net investment income/(loss) per share. Following is the per share total of net gains/(losses), realized and unrealized. Per share dividends and distributions to investors are then subtracted to arrive at the NAV per share at the end of the period. The next line reflects the total return for the period. The total return may include adjustments in accordance with generally accepted accounting principles required at the period end for financial reporting purposes. As a result, the total return may differ from the total return reflected for individual shareholder transactions. Also included are ratios of expenses and net investment income to average net assets.

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Useful Information About Your Portfolio Report (unaudited)

The Portfolio’s expenses may be reduced through expense offsets and expense reimbursements. The ratios shown reflect expenses before and after any such offsets and reimbursements.

The ratio of net investment income/(loss) summarizes the income earned less expenses, divided by the average net assets of the Portfolio during the reporting period. Do not confuse this ratio with the Portfolio’s yield. The net investment income ratio is not a true measure of the Portfolio’s yield because it does not take into account the dividends distributed to the Portfolio’s investors.

The next figure is the portfolio turnover rate, which measures the buying and selling activity in the Portfolio. Portfolio turnover is affected by market conditions, changes in the asset size of the Portfolio, fluctuating volume of shareholder purchase and redemption orders, the nature of the Portfolio’s investments, and the investment style and/or outlook of the portfolio manager(s) and/or investment personnel. A 100% rate implies that an amount equal to the value of the entire portfolio was replaced once during the fiscal year; a 50% rate means that an amount equal to the value of half the portfolio is traded in a year; and a 200% rate means that an amount equal to the value of the entire portfolio is traded every six months.

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Designation Requirements (unaudited)

For federal income tax purposes, the Portfolio designated the following for the year ended December 31, 2022:

Section 163(j) Interest Dividend	21%
Capital Gain Distributions	$5,372,307
Foreign Taxes Paid	$17,583
Foreign Source Income	$1,945,855
Dividends Received Deduction Percentage	19%

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Trustees and Officers (unaudited)

The following are the Trustees and officers of the Trust, together with a brief description of their principal occupations during the last five years (principal occupations for certain Trustees may include periods over five years). The Portfolio’s Statement of Additional Information includes additional information about the Trustees and officers and is available, without charge, by calling 1-877-335-2687.

Each Trustee has served in that capacity since he or she was originally elected or appointed. The Trustees do not serve a specified term of office. Each Trustee will hold office until the termination of the Trust or his or her earlier death, resignation, retirement, incapacity, or removal. Under the Portfolio’s Governance Procedures and Guidelines, the policy is for Trustees to retire no later than the end of the calendar year in which the Trustee turns 75. The Trustees review the Portfolio’s Governance Procedures and Guidelines from time to time and may make changes they deem appropriate. The Portfolio’s Nominating and Governance Committee will consider nominees for the position of Trustee recommended by shareholders. Shareholders may submit the name of a candidate for consideration by the Committee by submitting their recommendations to the Trust’s Secretary. Each Trustee is currently a Trustee of one other registered investment company advised by the Adviser: Janus Detroit Street Trust. Collectively, these two registered investment companies consist of 15 series or funds referred to herein as the Fund Complex.

The Trust’s officers are elected annually by the Trustees for a one-year term. Certain officers also serve as officers of Janus Detroit Street Trust. Certain officers of the Portfolio may also be officers and/or directors of the Adviser. Except as otherwise disclosed, Portfolio officers receive no compensation from the Portfolio, except for the Portfolio’s Chief Compliance Officer, as authorized by the Trustees.

Janus Clayton Street Trust	27

Protective Life Dynamic Allocation Series - Moderate Portfolio

Trustees and Officers (unaudited)

TRUSTEES
Name, Address, and Age	Positions Held with the Trust	Length of Time Served	Principal Occupations During the Past Five Years	Number of Portfolios/Funds in Fund Complex Overseen by Trustee*	Other Directorships Held by Trustee During the Past Five Years
Independent Trustees
Clifford J. Weber 151 Detroit Street Denver, CO 80206 DOB: 1963	Chairman Trustee	2/16-Present 2/16-Present	Owner, Financial Products Consulting Group LLC (consulting services to financial institutions) (since 2015).	15

Independent Trustee, Clough Funds Trust (investment company) (since 2015), Chairman, Clough Funds Trust (since 2017), Independent Trustee, Clough Global Dividend and Income Fund (closed-end fund) (since 2017), Independent Trustee, Clough Global Opportunities Fund (closed-end fund) (since 2017), Independent Trustee, Clough Global Equity Fund (closed-end fund) (since 2017), and Independent Trustee, Global X Funds (investment company) (since 2018). Formerly, Chairman, Elevation ETF Trust (investment company) (2016-2018) and Independent Trustee, Elevation ETF Trust (2016-2018).

28	DECEMBER 31, 2022

Protective Life Dynamic Allocation Series - Moderate Portfolio

Trustees and Officers (unaudited)

TRUSTEES
Name, Address, and Age	Positions Held with the Trust	Length of Time Served	Principal Occupations During the Past Five Years	Number of Portfolios/Funds in Fund Complex Overseen by Trustee*	Other Directorships Held by Trustee During the Past Five Years
Independent Trustees
Maureen T. Upton 151 Detroit Street Denver, CO 80206 DOB: 1965	Trustee	2/16-Present	Principal, Maureen Upton Ltd. (consulting services to multinational companies) (since 2017).	15	Independent Director, ATAC Resources Ltd. (mineral exploration company) (since 2022).
Jeffrey B. Weeden 151 Detroit Street Denver, CO 80206 DOB: 1956	Trustee	2/16-Present	Senior Advisor, BayBoston Capital LP (investment fund in finance companies, banks and bank holdings companies) (since 2015).	15	Director, West Travis County Municipal Utility District No. 6. (municipal utility) (since 2020). Formerly, Director, State Farm Bank (banking) (2014-2021).
Interested Trustees
Carrie Benz** 151 Detroit Street Denver, CO 80206 DOB: 1975	Trustee	1/21 – Present	Global Investment COO (since 2023). Formerly, Global Head of Investment Services, Janus Henderson Investors (2017-2023).	15

* Each Trustee also serves as a trustee to the Janus Detroit Street Trust, which is an affiliated registered investment company comprised of eleven portfolios.

** Carrie Benz is an Interested Trustee because of her employment with Janus Henderson Investors.

Janus Clayton Street Trust	29

Protective Life Dynamic Allocation Series - Moderate Portfolio

Trustees and Officers (unaudited)

OFFICERS
Name, Address, and Age	Positions Held with the Trust	Term of Office* and Length of Time Served	Principal Occupations During the Past Five Years
Nicholas Cherney 151 Detroit Street Denver, CO 80206 DOB: 1981	President and Chief Executive Officer	10/22-Present

Head of Exchange Traded Products at Janus Henderson Distributors US LLC, Janus Henderson Indices LLC, Velocity Shares Holdings Inc. (since 2019). Formerly, Senior Vice President, Janus Henderson Distributors US LLC, Janus Henderson Indices LLC (2015-2019), Janus Henderson Investors US LLC (2015-2017), and Velocity Shares Holdings Inc. (2014-2019).

Kristin Mariani 151 Detroit Street Denver, CO 80206 DOB: 1966	Vice President and Chief Compliance Officer	7/20-Present

Head of Compliance, North America at Janus Henderson Investors (since September 2020) and Chief Compliance Officer at Janus Henderson Investors US LLC (since September 2017). Formerly, Anti-Money Laundering Officer for the Trust and Janus Aspen Series (July 2020-December 2022), Global Head of Investment Management Compliance at Janus Henderson Investors (February 2019-August 2020).

Jesper Nergaard 151 Detroit Street Denver, CO 80206 DOB: 1962	Vice President, Chief Financial Officer, Treasurer, and Principal Accounting Officer	2/16-Present	Head of U.S. Fund Administration, Janus Henderson Investors and Janus Henderson Services US LLC.
Cara Owen 151 Detroit Street Denver, CO 80206 DOB: 1981	Vice President, Secretary and Chief Legal Officer	1/23-Present

Senior Legal Counsel of Janus Henderson Investors US LLC (since 2021). Formerly, Assistant Secretary of the Trust and Clayton Street Trust (2021-2023); Vice President and Principal Legal Counsel, ALPS Fund Services, Inc. (2019-2021) (fund administrator); Senior Counsel, Corporate & Investments, Great-West Life & Annuity Insurance Company (insurance company) (2014-2019).

30	DECEMBER 31, 2022

Protective Life Dynamic Allocation Series - Moderate Portfolio

Trustees and Officers (unaudited)

OFFICERS
Name, Address, and Age	Positions Held with the Trust	Term of Office* and Length of Time Served	Principal Occupations During the Past Five Years
Ciaran Askin 151 Detroit Street Denver, CO 80206 DOB: 1978	Anti-Money Laundering Officer	1/23-Present	Global Head of Financial Crime, Janus Henderson Investors (since 2022). Formerly, Global Head of Financial Crime at Invesco Ltd. (2017-2022).
* Officers are elected at least annually by the Trustees for a one-year term and may also be elected from time to time by the Trustees for an interim period.

Janus Clayton Street Trust	31

Protective Life Dynamic Allocation Series - Moderate Portfolio

Notes

NotesPage1

32	DECEMBER 31, 2022

Protective Life Dynamic Allocation Series - Moderate Portfolio

Notes

NotesPage2

Clayton Street Trust	33

This report is submitted for the general information of shareholders of the Portfolio. It is not an offer or solicitation for the Portfolio and is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

Janus Henderson is a trademark of Janus Henderson Group plc or one of its subsidiaries. © Janus Henderson Group plc.

Protective Life Dynamic Allocation Series Portfolios are distributed by Janus Henderson Distributors US LLC and exclusively offered in connection with variable annuity contracts issued by Protective Life Insurance Company and its affiliates. Janus Henderson is not affiliated with Protective Life.

109-02-93064 03-23

Item 2 - Code of Ethics

As of the end of the period covered by this Form N-CSR, the Registrant has adopted a Code of Ethics (as defined in Item 2(b) of Form N-CSR), which is posted on the Registrant's website: janushenderson.com. Registrant intends to post any amendments to, or waivers from (as defined in Item 2 of Form N-CSR), such code on janushenderson.com within five business days following the date of such amendment or waiver.

Item 3 - Audit Committee Financial Expert

The Registrant’s Board of Trustees has determined that the following members of the Board’s Audit Committee are "audit committee financial experts," as defined in Item 3 to Form N-CSR: Jeffrey B. Weeden (Chairman) who is "independent" under the standards set forth in Item 3 to Form N-CSR.

Item 4 - Principal Accountant Fees and Services

(a) Audit Fees

The aggregate fees billed for the last fiscal year for professional services rendered by the principal accountant for the audit of the Portfolios' annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements were $91,698 in fiscal 2022 and $86,872 in fiscal 2021.

(b) Audit-Related Fees

The aggregate fees billed in the last fiscal year for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the Portfolios' financial statements and are not reported under paragraph (a) of this Item were $0 in fiscal 2022 and $0 in fiscal 2021.

(c) Tax Fees

The aggregate fees billed in the last fiscal year for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning were $14,325 in fiscal 2022 and $13,578 in fiscal 2021.

(d) All Other Fees

The aggregate fees billed in the last fiscal year for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item were $0 in fiscal 2022 and $0 in fiscal 2021.

(e) (1) The registrant's Audit Committee Charter requires the registrant's Audit Committee to pre-approve any engagement of the principal accountant (i) to provide audit or non-audit services to the registrant or (ii) to provide non-audit services to the registrant's investment adviser or any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant, if the engagement relates directly to the operations and financial reporting of the registrant, except for those non-audit services that were subject to the pre-approval exception under Rule 2-01 of Regulation S-X. The Chairman of the Audit Committee or, if the Chairman is unavailable, another member of the Audit Committee who is an independent Trustee, may grant the pre-approval. All such delegated pre-approvals must be presented to the Audit Committee no later than the next Audit Committee meeting.

(2) No services described in paragraphs (b) through (d) of this Item were approved by the Registrant’s audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) Not applicable as less than 50%

(g) The aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant the last fiscal year of the registrant were $14,325 in fiscal 2022 and $13,578 in fiscal 2021.

(h) The registrant's audit committee of the board of trustees has considered whether the provision of non-audit services that were rendered to the registrant's investment adviser (not including any subadviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence.

(i) Not applicable.

(j) Not applicable.

Item 5 - Audit Committee of Listed Registrants

Not applicable.

Item 6 - Investments

(a) Schedule of Investments is contained in the Reports to Shareholders included under Item 1 of this Form N-CSR.

(b) Not applicable.

Item 7 - Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable to this Registrant.

Item 8 - Portfolio Managers of Closed-End Management Investment Companies

Not applicable to this Registrant.

Item 9 - Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable to this Registrant.

Item 10 - Submission of Matters to a Vote of Security Holders

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant's Board of Trustees.

Item 11 - Controls and Procedures

(a) The Registrant's Principal Executive Officer and Principal Financial Officer have evaluated the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) within 90 days of this filing and have concluded that the Registrant's disclosure controls and procedures were effective, as of that date.

(b) There have been no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940, as amended) that occurred during period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12 - Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

(a) Not applicable.

(b) Not applicable.

Item 13 - Exhibits

(a)(1) Not applicable because the Registrant has posted its Code of Ethics (as defined in Item 2(b) of Form N-CSR) on its website pursuant to paragraph (f)(2) of Item 2 of Form N-CSR.

(a)(2) Separate certifications for the Registrant's Principal Executive Officer and Principal Financial Officer, as required under Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached as Ex99.CERT.

(b) A certification for the Registrant's Principal Executive Officer and Principal Financial Officer, as required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended, is attached as Ex99.906CERT.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940, as amended, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Clayton Street Trust

By: /s/ Nick Cherney

Nick Cherney, President and Chief Executive Officer of Clayton Street Trust

(Principal Executive Officer)

Date: March 1, 2023

Pursuant to the requirements of the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940, as amended, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: /s/ Nick Cherney

Nick Cherney, President and Chief Executive Officer of Clayton Street Trust

(Principal Executive Officer)

Date: March 1, 2023

By: /s/ Jesper Nergaard

Jesper Nergaard, Vice President, Chief Financial Officer, Treasurer and Principal Accounting Officer of Clayton Street Trust (Principal Accounting Officer and Principal Financial Officer)

Date: March 1, 2023